As filed with the Securities and Exchange Commission on January 28, 2009

Securities Act File No. 333-07905

Investment Company Act File No. 811-07701

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 15

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17

(Check appropriate box or boxes)

GE LifeStyle Funds

(Exact Name of Registrant as Specified in Charter)

3001 Summer Street Stamford, Connecticut	06905
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 326-4040

Jeanne M. La Porta, Esq.

Senior Vice President, Deputy General Counsel & Assistant Secretary

GE Asset Management Incorporated

3003 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copies to:

David Hearth, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on January 29, 2009 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GE LifeStyle Funds

Prospectus

January 29, 2009

GE Allocation Funds

GE Conservative Allocation Fund

GE Moderate Allocation Fund

GE Aggressive Allocation Fund

Like all mutual funds, the GE Allocation Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Current and prospective investors in the GE Allocation Funds should note that these Funds will be liquidated on or around June 30, 2009. A Plan of Dissolution, Liquidation and Termination has been adopted for the GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund. Under the Plan, the assets of each Fund will be liquidated on or before that date and the cash proceeds distributed afterwards on a pro rata basis to shareholders.

A participant in a defined contribution plan (such as a 401(k) plan) may continue to purchase shares of the Funds through that plan until either the date that the Funds are no longer an investment option within the plan or the Funds’ liquidation date, whichever is earlier.

Contents

GE Allocation Funds

Prospectus

Additional information regarding the GE LifeStyle Allocation Funds (the GE Allocation Funds or the Funds) is contained in the Statement of Additional Information dated January 29, 2009 (SAI), which is incorporated by reference into (legally forms a part of) this Prospectus.

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GE Allocation Funds Prospectus	GE Allocation Funds

An investment in a GE Allocation Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Allocation Fund is subject to risk, including possible loss of principal invested.

Who May Want To Invest in a GE Allocation Fund?

The GE Allocation Funds may be appropriate for your investment portfolio if you:

■ prefer simplified investment decision making

■ prefer to have your asset allocation decisions made by professional money managers

■ want a single diversified investment that is re-balanced periodically

Introduction to the Asset Allocation Process

The GE Allocation Funds are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective which is consistent with the anticipated length of time until they will need their funds and their risk tolerance. Depending on the Fund you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

GE Conservative Allocation Fund is designed for investors with shorter investment time horizons and lower risk tolerances; GE Moderate Allocation Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances; and GE Aggressive Allocation Fund is designed for investors with longer investment time horizons and high risk tolerances.

The GE Allocation Funds invest primarily in a combination of certain GE Funds (the “underlying GE Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each underlying GE Fund represents an investment category, such as U.S. equity or fixed-income securities. Although an investor may achieve the same level of diversification by investing directly in a variety of GE Funds, each GE Allocation Fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio.

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Each GE Allocation Fund seeks to achieve its investment objective by allocating its assets strategically among the equity and income funds selected from the underlying GE Funds. The main differences among the GE Allocation Funds are the percentages of their assets allocated to each of the underlying GE Funds (and therefore the percentages allocated to equity versus income funds).

Currently, the group of underlying GE Funds is comprised of the following:

■ GE U.S. Equity Fund

■ GE Small-Cap Equity Fund

■ GE International Equity Fund

■ GE Fixed Income Fund

The group of underlying GE Funds and the allocations among those funds may be changed from time to time without shareholder approval. Any such changes will be reflected immediately in the current Prospectus; however, it may take some time to execute those changes. The investment adviser of the GE Allocation Funds, GE Asset Management Incorporated (GE Asset Management or the Investment Adviser), will re-allocate the investments of the GE Allocation Funds over a reasonable period of time while seeking to minimize disruptive effects and adverse costs to the GE Allocation Funds and the underlying GE Funds.

Although each GE Allocation Fund is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each GE Allocation Fund invests in a combination of equity and income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Funds in the context of your personal financial situation, investment goals and other investments.

GE LifeStyle Funds is comprised of six separate series (or individual funds). The GE Allocation Funds, which constitute three of those series, are offered by this Prospectus. The GE Allocation Funds invest in Class Y shares of the underlying GE Funds. The GE Strategy Funds, which constitute the remaining three series, are offered by a separate prospectus. The GE Strategy Funds invest in Class A shares of the underlying GE Funds.

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GE Allocation Funds

Prospectus

GE Conservative Allocation Fund

Investment Objective: Income and long-term growth of capital.

The Strategy

GE Conservative Allocation Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds. The Fund is designed for investors with shorter investment time horizons and lower risk tolerances.

The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity.

The table below shows the Fund’s current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.

The Risks

The principal risks of investing in the Fund are allocation risk, bond market risk, credit risk, derivative instruments risk, emerging markets risk, foreign exposure risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, small-cap company risk), and underlying performance risk.

The Fund’s cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.

If you would like additional information regarding this Fund’s investment strategies and risks or the underlying GE Funds’ investment strategies and risks, including descriptions of the terms in bold type, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

Investment Allocations

	Target	Range

U.S. Equity Fund	28%	23% - 33%
Small-Cap Equity Fund	5%	2% - 8%
International Equity Fund	12%	8% - 16%
Fixed Income Fund	53%	48% - 58%
Cash*	2%	0% - 10%

* For an explanation of the Fund’s holdings of cash, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

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Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to common measures of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 7.76% for the quarter ended June 30, 2003. The lowest return for a quarter was -10.23% for the quarter ended December 31, 2008.

The table opposite illustrates how the Fund’s average annual returns for the different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Average Annual Total Return

(as of December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception[1]

GE Conservative Allocation Fund	-18.63%	1.70%	3.00%	3.00%

S&P 500® Index[2]	-37.00%	-2.19%	-1.39%	-1.39%

Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.65%	5.63%	5.63%

Russell 2000® Index[2]	-33.79%	-0.94%	3.04%	3.04%

MSCI® EAFE® Index[2]	-43.38%	1.66%	0.78%	0.78%

90 Day T-Bill[2]	1.39%	3.05%	3.21%	3.21%

Composite Index[3]	-15.22%	2.71%	3.46%	3.46%

Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund’s total return would have been lower. During certain of the periods presented, GE Asset Management retained an investment consultant. As of January 29, 2001, GE Asset Management no longer retains the investment consultant. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date 12/31/98.

2 The returns of the S&P 500® Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000® Index, MSCI® EAFE® Index and 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000 Index, MSCI EAFE Index and 90 Day T-Bill are calculated from the month-end nearest the Funds’ inception date.

3 The Composite Index is derived by applying the current target allocations for each underlying GE Fund to the results of the benchmark index for each of those underlying GE Funds. Prior target allocations were different and would yield a different result.

All mutual funds use a standard formula to calculate the total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

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GE Allocation Funds

Prospectus

GE Moderate Allocation Fund

Investment Objective: Long-term growth of capital with a moderate level of current income.

The Strategy

GE Moderate Allocation Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds. The Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances.

The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity.

The table below shows the Fund’s current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.

The Risks

The principal risks of investing in the Fund are allocation risk, bond market risk, credit risk, emerging markets risk, foreign exposure risk, high yield securities risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, small-cap company risk), and underlying performance risk.

The Fund’s cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.

If you would like additional information regarding this Fund’s investment strategies and risks or the underlying GE Funds’ investment strategies and risks, including descriptions of the terms in bold type, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

Investment Allocations

	Target	Range

U.S. Equity Fund	33%	26% - 40%
Small-Cap Equity Fund	12%	8% - 16%
International Equity Fund	20%	16% - 24%
Fixed Income Fund	34%	27% - 41%
Cash*	1%	0% - 10%

* For an explanation of the Fund’s holdings of cash, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

7

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to common measures of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 10.45% for the quarter ended December 31, 1999. The lowest return for a quarter was -15.51% for the quarter ended December 31, 2008.

The table opposite illustrates how the Fund’s average annual returns for the different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Average Annual Total Return

(as of December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception[1]

GE Moderate Allocation Fund	-26.87%	1.02%	2.05%	2.05%

S&P 500® Index[2]	-37.00%	-2.19%	-1.39%	-1.39%

Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.65%	5.63%	5.63%

Russell 2000® Index[2]	-33.79%	-0.94%	3.04%	3.04%

MSCI® EAFE® Index[2]	-43.38%	1.66%	0.78%	0.78%

90 Day T-Bill[2]	1.39%	3.05%	3.21%	3.21%

Composite Index[3]	-23.55%	1.83%	2.71%	2.71%

Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund’s total return would have been lower. During certain of the periods presented, GE Asset Management retained an investment consultant. As of January 29, 2001, GE Asset Management no longer retains the investment consultant. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 12/31/98.

2 The returns of the S&P 500® Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000® Index, MSCI® EAFE® Index and 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000 Index, MSCI EAFE Index and 90 Day T-Bill are calculated from the month-end nearest the Funds’ inception date.

3 The Composite Index is derived by applying the current target allocations for each underlying GE Fund to the results of the benchmark index for each of those underlying GE Funds. Prior target allocations were different and would yield a different result.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

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GE Allocation Funds

Prospectus

GE Aggressive Allocation Fund

Investment Objective: Capital appreciation.

The Strategy

GE Aggressive Allocation Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds. The Fund is designed for investors with longer investment time horizons and high risk tolerances.

The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity.

The table below shows the Fund’s current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.

The Risks

The principal risks of investing in the Fund are allocation risk, bond market risk, credit risk, emerging markets risk, foreign exposure risk, high yield securities risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, small-cap company risk), and underlying performance risk.

The Fund’s cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.

If you would like additional information regarding this Fund’s investment strategies and risks or the underlying GE Funds’ investment strategies and risks, including descriptions of the terms in bold type, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

Investment Allocation

	Target	Range

U.S. Equity Fund	35%	27% - 43%
Small-Cap Equity Fund	20%	15% - 25%
International Equity Fund	25%	20% - 30%
Fixed-Income Fund	19%	14% - 24%
Cash*	1%	0% - 10%

* For an explanation of the Fund’s holdings of cash, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

9

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to common measures of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 13.84% for the quarter ended December 31, 1999. The lowest return for a quarter was -19.76% for the quarter ended December 31, 2008.

The table opposite illustrates how the Fund’s average annual returns for the different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Average Annual Total Return

(as of December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception[1]

GE Aggressive Allocation Fund	-32.66%	0.34%	1.49%	1.49%

S&P 500® Index[2]	-37.00%	-2.19%	-1.39%	-1.39%

Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.65%	5.63%	5.63%

Russell 2000® Index[2]	-33.79%	-0.94%	3.04%	3.04%

MSCI® EAFE® Index[2]	-43.38%	1.66%	0.78%	0.78%

90 Day T-Bill[2]	1.39%	3.05%	3.21%	3.21%

Composite Index[3]	-29.33%	1.16%	2.12%	2.12%

Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund’s total return would have been lower. During certain of the periods presented, GE Asset Management retained an investment consultant. As of January 29, 2001, GE Asset Management no longer retains the investment consultant. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 12/31/98.

2 The returns of the S&P 500® Index, Barclays Capital U.S. Aggregate Bond Index Russell 2000® Index, MSCI® EAFE® Index and 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000 Index, MSCI EAFE Index and 90 Day T-Bill are calculated from the month-end nearest the Funds’ inception date.

3 The Composite Index is derived by applying the current target allocations for each underlying GE Fund to the results of the benchmark index for each of those underlying GE Funds. Prior target allocations were different and would yield a different result.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

10

GE Allocation Funds Prospectus	Fund Expenses

Shareholder Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares. The Funds also do not impose a redemption fee or an exchange fee.

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual fund operating expenses are deducted from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below show actual “Management Fees” and “Other Expenses” incurred by each Fund during the fiscal period ended September 30, 2008, and estimated “Acquired Fund Fees and Expenses.”

Annual Fund Operating Expenses (as a percentage of average net assets)

	GE Conservative Allocation Fund	GE Moderate Allocation Fund	GE Aggressive Allocation Fund

Management Fees[1]	0.20%	0.20%	0.20%

Distribution and Service (12b-1) Fees	None	None	None

Other Expenses[2]	0.01%	0.01%	—

Acquired Fund Fees and Expenses[3]	0.68%	0.79%	0.88%

Total Annual Fund Operating Expenses	0.89%	1.00%	1.08%

Expenses Reimbursed or Waiver by the Adviser[4]	0.02%	0.02%	0.01%

Net Annual Fund Operating Expenses[5]	0.87%	0.98%	1.07%

1 The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under “How the Funds are Managed — About the Investment Adviser and Administrator.”

2 “Other Expenses” include costs beyond those borne by GE Asset Management pursuant to each Fund’s Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, includes: fees and expenses associated with the Funds’ independent trustees (including counsel fees), transfer agency fees, interest, taxes, and any extraordinary expenses. These amounts are less than 0.01% and therefore are shown as dashes (—) in the above table.

3 The “Acquired Fund Fees and Expenses” figures for each GE Allocation Fund have been restated from the fiscal year ended September 30, 2008 to reflect estimated fees for the current fiscal period and are based on a 12-month average of the market values of the individual investments in the underlying GE Funds and on the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds, if any. The total operating expenses of the underlying GE Funds include fees and expenses associated with their investments in investment companies, including ETFs and the GE Funds — GE Money Market Fund (the “GE Money Market Fund”), which has served as the cash sweep vehicle for each underlying GE Fund since March 17, 2008. The Acquired Fund Fees and Expenses also includes fees and expenses associated with each GE Allocation Fund’s direct investment of its cash positions in the GE Money Market Fund since March 17, 2008.

4 Includes waiver and/or reimbursement attributable to both the GE LifeStyle Funds and the underlying GE Funds. In addition, GE Asset Management will waive a portion of its management fee for each affiliated Fund in an amount equal to the management fee paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

5 The fee table reflects contractual arrangements with GE Asset Management and the GE Allocation Funds to limit “Other Expenses” on an annualized basis through January 29, 2010. Under the agreement, GE Asset Management has agreed to assume certain other operating expenses in order to maintain the GE Allocation Funds’ net fund operating expenses at or below predetermined levels.

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The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund’s operating expenses remain the same.

Example	You would pay the following expenses on a $10,000 investment, assuming redemption:

	1 Year	3 Years	5 Years	10 Years
GE Conservative Allocation Fund	$89	$282	$491	$1,094
GE Moderate Allocation Fund	$100	$314	$546	$1,212
GE Aggressive Allocation Fund	$109	$343	$595	$1,318

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GE Allocation Funds Prospectus	More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the GE Allocation Funds.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Corporate bonds are debt securities issued by companies.

Correlation and covariance are statistical measures used to help analyze the way that two or more things, such as the annual returns of two mutual funds, relate to each other over time.

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Defined contribution plans are retirement plans which provide for an individual account for each participant and for benefits based solely on the amount contributed to the participant’s account and any income, expenses, gains and losses, and any forfeitures of accounts of other participants which may be allocated to the participant’s account. Defined contribution plans include profit-sharing plans, 401(k) plans and certain kinds of tax deferred compensation plans of governmental and tax exempt entities (which meet certain requirements of the Internal Revenue Code of 1986, as amended).

Derivative instruments are instruments or contracts whose value is based on the performance of an underlying financial asset, currency or index, and include futures contracts, options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities, like collateralized mortgage obligations (CMOs), and structured and indexed securities.

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Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the bond’s sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond’s price for every one percent change in the interest rate.

Equity funds invest primarily in equity securities.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporations.

Foreign debt securities are issued by foreign corporations and governments. They may include the following:

■ Eurodollar bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions;

■ Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.;

■ Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative by the major credit rating agencies.

Income funds invest primarily in debt securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P or are comparably rated by another nationally

14

GE Allocation Funds

Prospectus

More on Strategies,

Risks and Disclosure

of Portfolio Holdings

recognized statistical rating organization, or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Funds may invest in money market instruments either directly or through investments in the GE Funds — GE Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); and (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Russell 2000® Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

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S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued and guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Various investment techniques are utilized by an underlying GE Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and derivative transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or con-tracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a fund’s portfolio of investments and are not used for leverage. None of the underlying GE Funds is obligated to use any of these techniques at any given time or under any particular economic condition. To the extent that an underlying GE Fund employs these techniques, the underlying GE Fund and the GE Allocation Fund would be subject to derivative instruments risk.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market fund or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s average weighted maturity, the more its share price will fluctuate in response to changing interest rates.

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Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

More on Investment Strategies

Asset Allocation Process

As described earlier in this Prospectus, each GE Allocation Fund pursues its investment objective by investing primarily in a combination of the underlying GE Funds. GE Asset Management determines the mix of underlying GE Funds and sets the appropriate allocation targets and ranges for investments in those underlying GE Funds, subject to the approval of the Board of Trustees.

Periodically, based upon a variety of quantitative and qualitative factors, GE Asset Management uses economic and statistical methods to determine the optimal allocation targets and ranges for each GE Allocation Fund and whether any underlying GE Funds should be added or removed from the mix.

The factors considered include:

■ the investment objective of each GE Allocation Fund and each of the underlying GE Funds;

■ economic and market forecasts;

■ proprietary and third-party reports and analyses;

■ the risk/return characteristics, relative performance, and volatility of the underlying GE Funds; and

■ the correlation and covariance among the underlying GE Funds.

Based upon these determinations, GE Asset Management makes formal recommendations to the Board of Trustees regarding:

■ any additions or deletions to the underlying GE Funds;

■ the allocation ranges for investing in equity versus income funds; and

■ the allocation targets and ranges for investing in particular underlying GE Funds.

The Board of Trustees then determines what if any changes should be made. To assist the Board, GE Asset Management provides such quantitative and qualitative reports as the Board deems appropriate.

As market prices of the underlying GE Funds’ portfolio securities change, a Fund’s actual allocations will vary somewhat from the targets although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. GE Asset Management will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the GE Allocation Funds and the underlying GE Funds.

On an ongoing basis, GE Asset Management will monitor variances from the targets. When a GE Allocation Fund receives new investment proceeds or redemption requests,

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depending on the Fund’s current cash reserves, GE Asset Management may determine to purchase additional shares or redeem shares of underlying GE Funds. In making those purchases or redemptions, GE Asset Management will attempt to re-balance the Fund’s holdings of underlying GE Funds to bring them more closely in line with the Fund’s investment targets. If GE Asset Management believes it is in the best interests of the Fund and its shareholders, it may limit the degree of re-balancing or avoid re-balancing altogether pending further analysis and more favorable market conditions.

Objectives, Strategies and Risks of the Underlying GE Funds

Because the GE Allocation Funds invest most of their assets in underlying GE Funds, their investment performance is directly related to the performance of those underlying GE Funds. This section describes the investment objectives, principal investment strategies and risks of the underlying GE Funds. The underlying GE Funds also may use certain investment strategies and techniques not described here. More information regarding the underlying GE Funds can be obtained by requesting the GE Funds’ prospectus and statement of additional information.

GE U.S. Equity Fund

GE U.S. Equity Fund’s investment objective is long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal circumstances.

The portfolio managers use a Multi-Style® investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 Composite Stock IndexSM (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:

■ attractive valuations

■ financial strength

■ high quality management focused on generating shareholder value

The fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the fund’s investment exposure, but there is no guarantee that these techniques will work.

The fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The principal risks of investing in the Fund are stock market risk and style risk (growth investing risk and value investing risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the fund would be subject to foreign exposure risk, bond market risk, interest rate risk and credit risk. The fund may invest in derivative instruments that carry derivative instruments risk.

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GE Small-Cap Equity Fund

GE Small-Cap Equity Fund’s investment objective is long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities of small-cap companies under normal circumstances.

The Fund uses a multi-sub-adviser investment strategy that combines both growth and value investment management styles. As a result, this orientation will typically produce a portfolio that favors neither value nor growth style investing, and allows the fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000® Index (Russell 2000 Index)*. As of December 31, 2008, the market capitalization of companies in the Russell 2000 Index ranged from $7.0 million to $3.28 billion**. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index. Stock selection is key to the performance of the fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

■ high quality management

■ attractive products or services

■ appropriate capital structure

■ strong competitive positions in their industries

■ management focused on generating shareholder value

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small cap range, debt securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

Prior to October 1, 2008, the Fund was managed by a single sub-adviser with a core investment management style.

The fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The principal risks of investing in the fund are stock market risk and style risk (small cap company risk, growth investing risk and value investing risk). To the extent that the portfolio managers invest in foreign securities, debt securities, or initial public offerings of equity securities, the fund would be subject to foreign exposure risk, bond market risk, interest rate risk, credit risk and initial public offerings risk. The fund may invest in derivative instruments that carry derivative instruments risk.

* Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by GE Asset Management in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in GE Asset Management’s presentation thereof.

** The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is reconstituted annually by the Russell Investment Group to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The capitalization range of the Russell 2000 Index, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Russell 2000 Index.

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GE International Equity Fund

GE International Equity Fund’s investment objective is long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in companies in developed and developing countries outside the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

■ low valuation relative to their long-term cash earnings growth potential

■ potential for significant improvement in the company’s business

■ financial strength

■ sufficient liquidity

The fund also may invest to a lesser extent in debt securities and in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The principal risks of investing in the fund are stock market risk, foreign exposure risk, style risk (mid-cap company risk and growth investing risk) and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the fund would be subject to bond market risk, interest rate risk and credit risk. The fund may invest in derivative instruments that carry derivative instruments risk.

GE Fixed Income Fund

GE Fixed Income Fund’s investment objective is maximum income consistent with prudent investment management and the preservation of capital. The fund invests at least 80% of its net assets in debt securities under normal circumstances and invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued and guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac securities are not backed by the full

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GE Allocation Funds

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faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

The portfolio managers seek to identify debt securities with characteristics such as:

■ attractive yields and prices

■ the potential for capital appreciation

■ reasonable credit quality

The fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”) and foreign debt securities. The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The Fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The principal risks of investing in the fund are bond market risk, interest rate risk, credit risk, prepayment risk and mortgage backed securities risk. To the extent that the portfolio managers invest in asset-backed securities, foreign debt securities, high yield securities and companies that are located in developing countries outside the United States, the fund would be subject to asset-backed securities risk, foreign exposure risk, high yield securities risk and emerging markets risk. The fund may invest in derivative instruments that carry derivative instruments risk.

The fund may also be subject to valuation risk with respect to valuing certain fund holdings.

The fund’s investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund’s performance. Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. The fund’s investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the fund expects to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Cash and Temporary Defensive Positions

Although each GE Allocation Fund invests most of its assets in underlying GE Funds, under normal circumstances each GE Allocation Fund may also hold up to 10% of its assets in cash. In addition, each underlying GE Fund may also hold a portion of its assets in cash. Under normal circumstances, a Fund will hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes such as to meet redemptions or pay operating expenses, (iv) to promote stability in trading by reducing the frequency of relatively small transactions, and (v) during a Fund restructuring. An underlying fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

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A Fund or underlying fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which a Fund or underlying fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s or underlying fund’s investment objective and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Board of Trustees and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

A Fund may invest in money market instruments directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any. Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. Those Funds may continue to hold a small interest in the GEI Investment Fund.

To the extent that a Fund holds cash, it may not achieve its investment objective.

More on Risks

Like all mutual funds, investing in the GE Allocation Funds involves risk factors and special considerations. A Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a GE Allocation Fund or an underlying GE Fund will achieve its investment objective. Although each GE Allocation Fund provides a diversified investment option with a conservative, moderate, or aggressive approach, investing in a Fund may not provide a complete investment program for all investors. The share value of the GE Allocation Funds and their underlying GE equity and income funds will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented

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GE Allocation Funds

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volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.

Because the Funds invest most of their assets in underlying GE Funds, they will be exposed to the risks associated with the securities in which those underlying GE Funds invest. The principal risks associated with investing in the GE Allocation Funds are summarized on the following pages. For more information about the risks associated with investing in the GE Allocation Funds or their underlying Funds, please see the SAI which is incorporated by reference into this Prospectus.

Allocation Risk: The ability of each GE Allocation Fund to achieve its investment objective depends in part on the ability of GE Asset Management to allocate effectively the Fund’s assets among the underlying GE Funds. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults in the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.

Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect the ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s opinion of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: An underlying GE Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. An underlying GE Fund may, but is not required to, use derivatives as a substitute for taking a long or a short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a fund, meaning that a small investment in derivatives could have a potentially

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large impact on an underlying GE Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by an underlying GE Fund may not correlate with an underlying GE Fund’s other investments which could impact Fund performance. An underlying GE Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

■ Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar- denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

■ Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

■ Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to

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valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPOs”), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. Generally, the longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short- term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. A Fund’s investments in common stocks and other equity securities are subject to stock market risk. Also, equity securities are subject to the risk that a particular issuer’s securities may decline in value, even during periods when equity securities in general are rising. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk, above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as

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investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large or small company securities.

■ Growth Investing Risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth oriented funds will typically underperform when value investing is in favor.

■ Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.

Investments in small-cap companies may also be subject to valuation risk.

■ Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically under perform when growth investing is in favor.

Underlying Performance Risk: Because each GE Allocation Fund invests most of its assets in underlying GE Funds, each GE Allocation Fund’s investment performance is directly related to the performance of those underlying GE Funds. The performance of those underlying GE Funds, in turn, depends upon the performance of the securities in which they invest.

Valuation Risk: Portfolio securities held by an underlying GE Fund may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for an underlying GE Fund portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Underlying GE Fund portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

In addition, there is no assurance that an underlying GE Fund could sell an underlying GE Fund portfolio security for the value established for it at any time and it is possible that an underlying GE Fund would incur a loss because a portfolio security is sold at a discount to its established value.

26

GE Allocation Funds

Prospectus

More on Strategies,

Risks and Disclosure

of Portfolio Holdings

Other Risk Considerations

Conflicts of Interest Risk: The Investment Adviser serves as investment manager to the GE Allocation Funds and the underlying GE Funds. Similarly, GE Allocation Funds and the underlying GE Funds have a common Board of Trustees. The interests of a GE Allocation Fund on the one hand, and an underlying GE Fund on the other, will not always be the same. Therefore, conflicts may arise as the Investment Adviser and the Board of Trustees fulfill their fiduciary duties to the GE Allocation Funds and the underlying GE Funds.

In addition, GE Asset Management, as the investment manager to the GE Allocation Funds, recommends asset allocations among the underlying GE Funds, each of which pays advisory fees at different rates to their adviser — GE Asset Management. This situation is considered by the Board of Trustees when it approves the asset allocation for each Fund.

Underlying Expense Risk: Investors may invest directly in the GE Funds rather than indirectly through a GE Allocation Fund. By investing in a GE Allocation Fund, investors bear their proportionate share of the expenses of that Fund, as well as similar expenses of the underlying GE Funds.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds’ portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

27

How the Funds Are Managed

About the Investment Adviser and Administrator

GE Asset Management, located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of each Fund. GE Asset Management is a registered investment adviser and a wholly-owned subsidiary of General Electric Company (GE). As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

GE Asset Management is responsible for the day to day management of the Funds. In addition, GE Asset Management provides the following services:

■ reviewing and analyzing the asset allocation targets and ranges among the underlying GE Funds

■ monitoring the performance, risk and style consistency of each GE Allocation Fund and each underlying GE Fund

■ providing quantitative and qualitative reports and analyses that are requested periodically by the Board of Trustees

■ recommending to the Board of Trustees any:

■ changes to the mix of underlying GE Funds in which the GE Allocation Funds should invest

■ changes to the asset allocation ranges and targets

Each Fund pays GE Asset Management an investment management fee for advisory and administrative services. Out of this management fee, GE Asset Management is responsible for paying the Funds’ custodial fees, legal and accounting costs, printing costs, shareholder communication costs, registration fees, the costs of regulatory compliance and certain related expenses. The investment management fee is accrued daily and paid monthly up to the following maximum annual fee rates:

GE Conservative Allocation Fund	0.20%
GE Moderate Allocation Fund	0.20%
GE Aggressive Allocation Fund	0.20%

Board of Trustee’s Approval of Investment Advisory Agreements

The Fund’s semi-annual report to shareholders for the six-month period ended March 31, 2008, contains a discussion regarding the basis for the Funds’ Board of Trustees approval of all investment advisory contracts.

28

GE Allocation Funds

Prospectus

How the Funds

Are Managed

About the Funds’ Portfolio Manager

The mix of underlying GE Funds in which each GE Allocation Funds invest is determined by an Asset Allocation Committee, subject to approval of the Board of Trustees. The Asset Allocation Committee is led by a team of portfolio managers who are jointly and primarily responsible for the asset allocation of each Fund. The following sets forth the role of the primary portfolio manager of the Funds followed by the portfolio manager’s biographical information.

Portfolio Management

The strategic and tactical allocation processes of the GE Allocation Funds and the targets and ranges for such strategic and tactical investments are managed by Judith A. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund’s objective.

Portfolio Manager Biography

The following sets forth the biographical information for Ms. Studer. The Statement of Additional Information (SAI) provides the following additional information about the portfolio manager: (i) portfolio manager’s compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager’s ownership of shares of each Fund, if any.

Judith A. Studer is a Director and President — U.S. Equities at GE Asset Management. She is vested with oversight authority for determining asset allocations for the GE Allocation Funds and has been doing so since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President — U.S. Equities in 1991, Senior Vice President — International Equities in 1995, President — Investment Strategies in July 2006 and President — U.S. Equities in June 2007.

About the Board of Trustees

The Board of Trustees of the GE Allocation Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

■ proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

■ proposed additions or deletions to the mix of underlying GE Funds; and

■ proposed changes to the allocation targets and ranges among the underlying GE Funds.

29

How to Invest

Who May Invest

The GE Allocation Funds are offered to retirement plans, including defined contribution plans that meet the requirements for qualification under section 401(k) of the Internal Revenue Code and:

■ are determined to be affiliated plans with respect to GE Asset Management, or

■ do not seek services in connection with their investments in the Funds that are provided or paid by GE Asset Management or its affiliates, in addition to investment advisory services.

Other retirement plan investors (those that are not affiliated plans and seek additional services) should consider investing in the GE Strategy Funds, which are offered by a separate prospectus.

Residency Requirement

In order to be eligible to open and maintain an account with the Funds, an investor must be a legal resident of the United States (including the U.S. Virgin Islands and Puerto Rico), unless otherwise approved by GE Investment Distributors, Inc., the Funds distributor.

Defined Contribution Plan Participants

Plan participants should consult the Summary Plan Description and other materials describing their plan for information about how to invest in the GE Allocation Funds.

Disruptive Trading Policy

The Funds and the underlying GE Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of a Fund’s and an underlying GE Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or financial intermediaries.

Omnibus Accounts

The Funds are offered only to retirement plan participants through financial intermediaries such as retirement plan record keepers (each a “financial intermediary”) that may establish “omnibus” accounts with the Funds. Currently, there is a single financial intermediary that has established omnibus accounts with each Fund. Because the Funds may receive only limited information through financial intermediaries on the trading activity of the underlying individual investors and cannot directly restrict accounts of underlying individual investors that engage in disruptive trading, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of financial intermediaries or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with a financial intermediary, the Funds will consider whether the financial intermediary has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the underlying GE Funds to direct accounts). If the financial intermediary has its own disruptive trading policies and procedures, the Funds will seek assurance from the financial intermediary that such policies and procedures will be effectively enforced.

If the financial intermediary does not have its own disruptive trading policies and procedures, the Funds will seek to

30

GE Allocation Funds

Prospectus

How to Invest

obtain the financial intermediary’s cooperation in enforcing the underlying GE Funds’ disruptive trading policies and procedures for direct accounts (summarized below) to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it. There can be no guarantee that those efforts will be successful.

Defined Contribution Plans

Participants in certain defined contribution plans that exchange out of any Fund may be restricted from further exchanging back into that same Fund for a period of 60 days. This restriction does not affect the participant’s ability to exchange into any other investment option that has not been restricted or the participant’s ability to continue contributions into your defined contribution plan (including that same Fund).

This restriction also does not apply to systematic withdrawals, payroll contributions or hardship/in-service withdrawals.

A full service plan is a participant directed contributory employee benefit plan that receives recordkeeping and administration services from a designated third party administrator through its alliance relationship with the Distributor or its affiliates.

Summary of Underlying GE Funds’ Disruptive Trading Policy For Direct Accounts

A direct investor in an underlying GE Fund that redeems or exchanges out of a particular Fund (other than the Money Market Fund) within 30 days of a purchase or exchange into that same underlying GE Fund may be restricted from further investing in any underlying GE Fund or exchanging between underlying GE Funds. These restrictions do not apply to (1) systematic withdrawals; (2) systematic purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by GE Asset Management; (4) transactions initiated by the trustee or adviser to a donor advised charitable fund, unless such a fund is believed to have engaged in a pattern of disruptive trading; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by GE Asset Management, unless such a plan is believed to have engaged in a pattern of disruptive trading. The underlying GE Funds may also exclude small transactions less than an amount set from time to time under the underlying GE Funds’ policies.

Reservation of Rights to Reject Purchase or Exchange Orders

The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or financial intermediary.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the Funds and the Distributor to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Funds’ or a financial intermediary’s disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Funds to detect or stop disruptive trading in certain omnibus accounts with financial intermediaries. Regardless of whether those financial intermediaries have their own disruptive trading policies and procedures or cooperate in enforcing the underlying GE Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the underlying GE Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be

31

able to detect or stop disruptive trading until harm to the Funds has already occurred.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. These adverse effects result from the impact of that trading on the underlying GE Funds in which the Funds invest. In particular, disruptive trading may:

■ require an underlying GE Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

■ require an underlying GE Fund to sell some its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

■ increase brokerage commissions and other portfolio transaction expenses by causing the underlying GE Fund to buy and sell securities more frequently as assets move in and out.

Underlying GE Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern Time). Underlying GE Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of such securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of an underlying GE Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

32

GE Allocation Funds Prospectus	Dividends, Capital Gains and Other Tax Information

Distributions

Each Fund intends to distribute substantially all of its net investment income and substantially all of its net realized gains annually. All income dividends and capital gains distributions made by a Fund to a retirement plan, such as a defined contribution plan, are reinvested in shares of the Fund at the Fund’s net asset value.

Taxes

For information concerning the federal tax consequences related to an investment in a Fund, please consult your retirement plan summary and other documents describing your plan.

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

33

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV) plus any applicable sales charge. The NAV of each share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities at a later time. The NYSE is closed on certain holidays listed in the SAI.

The NAV per share for a Fund is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class; subtracting its liabilities, and then dividing the result by the number of that Fund’s outstanding shares.

The assets of each Fund consist primarily of underlying GE Fund shares, which are valued at their respective net asset values as of the time of computation. In general, the underlying GE Funds value their portfolio securities using market quotations for equity securities, and debt securities (other than short-term securities described below) are generally valued at an evaluated bid as reported by an independent pricing service. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations.

If quotations are not readily available for an underlying GE Fund portfolio security, or if it is believed that a price for an underlying GE Fund portfolio security does not represent its fair value, the security may be valued using procedures approved by the underlying GE Funds’ Board of Trustees that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances.

Any short-term securities held by an underlying GE Funds with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. Amortized cost involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment.

Foreign securities held by the underlying GE Funds may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the underlying GE Fund portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which an underlying GE Fund could see the affected portfolio security.

The underlying GE Funds’ portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

34

GE Allocation Funds Prospectus	Financial Highlights

The financial highlights table that follows is intended to help you understand a Fund’s financial performance for the fiscal years ended September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements, which, for each period, have been audited by KPMG LLP, registered independent public accountants. KMPG’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

35

GE Conservative Allocation Fund

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
Inception date	—	—	—	—	12/31/98
Net asset value, beginning of period	$10.00	$9.21	$8.81	$8.47	$8.00
Income (loss) from investment operations:
Net investment income	0.33	0.29	0.31	0.27	0.18
Net realized and unrealized gains (losses) on investments	(1.17)	0.81	0.36	0.37	0.44
Total income (loss) from investment operations	(0.84)	1.10	0.67	0.64	0.62
Less distributions from:
Net investment income	0.34	0.31	0.27	0.30	0.15
Total distributions	0.34	0.31	0.27	0.30	0.15

Net asset value, end of period	$8.82	$10.00	$9.21	$8.81	$8.47

Total Return (a)	(8.69)%	12.24%	7.77%	7.65%	7.83%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,564	$2,888	$1,650	$1,607	$1,410
Ratios to average net assets:
Net investment income	2.88%	3.40%	3.31%	3.17%	2.30%
Net expenses (b)	0.19%	0.20%	0.20%	0.20%	0.20%
Gross expenses (b)	0.21%	0.31%	0.22%	0.22%	0.21%
Portfolio turnover rate	45%	15%	30%	33%	22%

GE Moderate Allocation Fund

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
Inception date	—	—	—	—	12/31/98
Net asset value, beginning of period	$12.88	$11.42	$10.65	$9.83	$9.06
Income (loss) from investment operations:
Net investment income	0.33	0.33	0.31	0.30	0.16
Net realized and unrealized gains (losses) on investments	(2.02)	1.46	0.72	0.80	0.77
Total income (loss) from investment operations	(1.69)	1.79	1.03	1.10	0.93
Less distributions from:
Net investment income	0.37	0.33	0.26	0.28	0.16
Total distributions	0.37	0.33	0.26	0.28	0.16

Net asset value, end of period	$10.82	$12.88	$11.42	$10.65	$9.83

Total Return (a)	(13.53)%	15.98%	9.83%	11.32%	10.37%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,893	$8,441	$7,614	$8,708	$8,087
Ratios to average net assets:
Net investment income	2.41%	2.73%	2.60%	2.89%	1.61%
Net expenses (b)	0.19%	0.20%	0.20%	0.20%	0.20%
Gross expenses (b)	0.21%	0.27%	0.21%	0.21%	0.21%
Portfolio turnover rate	40%	15%	16%	10%	11%

See Notes to Financial Highlights

36

GE Allocation Funds

Prospectus

Financial

Highlights

GE Aggressive Allocation Fund

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
Inception date	—	—	—	—	12/31/98
Net asset value, beginning of period	$14.18	$12.22	$11.19	$10.07	$9.03
Income (loss) from investment operations:
Net investment income	0.30	0.27	0.23	0.29	0.10
Net realized and unrealized gains (losses) on investments	(2.63)	1.95	1.01	1.11	1.03
Total income (loss) from investment operations	(2.33)	2.22	1.24	1.40	1.13
Less distributions from:
Net investment income	0.32	0.26	0.21	0.28	0.09
Total distributions from:	0.32	0.26	0.21	0.28	0.09

Net asset value, end of period	$11.53	$14.18	$12.22	$11.19	$10.07

Total Return (a)	(16.81)%	18.39%	11.23%	14.08%	12.61%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,249	$12,617	$10,257	$9,549	$8,113
Ratios to average net assets:
Net investment income	2.14%	2.05%	1.92%	2.69%	0.98%
Net expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Gross expenses (b)	0.20%	0.22%	0.21%	0.21%	0.21%
Portfolio turnover rate	24%	4%	15%	2%	8%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment for dividends and capital gains distributions. Had the adviser not absorbed a portion of expenses of the Funds and of the underlying GE Funds, total returns would have been lower. Total returns are not annualized.
(b)	Expense ratios do not include expenses of the Underlying GE Funds.

GE Allocation Funds

Prospectus

If you wish to know more

You will find additional information about the GE LifeStyle Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds’ actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

You may visit the Funds’ Internet Website (http://www.geam.com) or the SEC’s Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about GE LifeStyle Funds. Also, you may obtain copies of this information, upon paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE LifeStyle Funds

You may obtain a free copy of the SAI or the Funds’ annual/semiannual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

P.O. Box 7900

3001 Summer Street

Stamford, CT 06904

Telephone 1-800-242-0134

Website http://www.geam.com

Investment Adviser	GE Asset Management Incorporated P.O. Box 7900 3001 Summer Street Stamford, CT 06904

Transfer Agent	PNC Global Investment Servicing 101 Sabin Street Pawtucket, RI 02860

Custodian	State Street Bank and Trust Company One Lincoln Street Boston, MA 02111

Distributor	GE Investment Distributors, Inc. Member FINRA/SIPC

Investment Company Act file number: 811-07701

RS-LAA-1 (01/09)

GE LifeStyle Funds

Prospectus

January 29, 2009

GE Strategy Funds

GE Conservative Strategy Fund

GE Moderate Strategy Fund

GE Aggressive Strategy Fund

Like all mutual funds, the GE Strategy Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Current and prospective investors in the GE Strategy Funds should note that these Funds will be liquidated on or around June 30, 2009. A Plan of Dissolution, Liquidation and Termination has been adopted for the GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund. Under the Plan, the assets of each Fund will be liquidated on or before that date and the cash proceeds distributed afterwards on a pro rata basis to shareholders.

A participant in a defined contribution plan (such as a 401(k) plan) may continue to purchase shares of the Funds through that plan until either the date that the Funds are no longer an investment option within the plan or the Funds’ liquidation date, whichever is earlier.

Contents

GE Strategy Funds

Prospectus

Additional information regarding the GE LifeStyle Strategy Funds (the GE Strategy Funds or the Funds) is contained in the Statement of Additional Information dated January 29, 2009 (SAl), which is incorporated by reference into (legally forms a part of) this Prospectus.

2

GE Strategy Funds Prospectus	GE Strategy Funds

An investment in a GE Strategy Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a GE Strategy Fund is subject to risk, including possible loss of principal invested.

Who May Want To Invest in a GE Strategy Fund?

The GE Strategy Funds may be appropriate for your investment portfolio if you:

■ prefer simplified investment decision making

■ prefer to have your asset allocation decisions made by professional money managers

■ want a single diversified investment that is re-balanced periodically

Introduction to the Asset Allocation Process

The GE Strategy Funds are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective which is consistent with the anticipated length of time until they will need their funds and their risk tolerance. Depending on the Fund you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

GE Conservative Strategy Fund is designed for investors with shorter investment time horizons and lower risk tolerances; GE Moderate Strategy Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances; and GE Aggressive Strategy Fund is designed for investors with longer investment time horizons and high risk tolerances.

The GE Strategy Funds invest primarily in a combination of certain GE Funds (the “underlying GE Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Each underlying GE Fund represents an investment category, such as U.S. equity or fixed-income securities. Although an investor may achieve the same level of diversification by investing directly in a variety of GE Funds, each GE Strategy Fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio.

3

Each GE Strategy Fund seeks to achieve its investment objective by allocating its assets strategically among the equity and income funds selected from the underlying GE Funds. The main differences among the GE Strategy Funds are the percentages of their assets allocated to each of the underlying GE Funds (and therefore the percentages allocated to equity versus income funds).

Currently, the group of underlying GE Funds is comprised of the following:

■ GE U.S. Equity Fund

■ GE Small-Cap Equity Fund

■ GE International Equity Fund

■ GE Fixed Income Fund

The group of underlying GE Funds and the allocations among those funds may be changed from time to time without shareholder approval. Any such changes will be reflected immediately in the current Prospectus; however, it may take some time to execute those changes. The investment adviser of the GE Strategy Funds, GE Asset Management Incorporated (GE Asset Management or the Investment Adviser), will re-allocate the investments of the GE Strategy Funds over a reasonable period of time while seeking to minimize disruptive effects and adverse costs to the GE Strategy Funds and the underlying GE Funds.

Although each GE Strategy Fund is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each GE Strategy Fund invests in a combination of equity and income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Funds in the context of your personal financial situation, investment goals and other investments.

GE LifeStyle Funds is comprised of six separate series (or individual funds). The GE Strategy Funds, which constitute three of those series, are offered by this Prospectus. The GE Strategy Funds invest in Class A shares of the underlying GE Funds. The GE Allocation Funds, which constitute the remaining three series, are offered by a separate prospectus. The GE Allocation Funds, invest in Class Y shares of the underlying GE Funds.

4

GE Strategy Funds

Prospectus

GE Conservative Strategy Fund

Investment Objective:

Income and long-term growth of capital.

The Strategy

GE Conservative Strategy Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds. The Fund is designed for investors with shorter investment time horizons and lower risk tolerances.

The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity

The table below shows the Fund’s current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.

The Risks

The principal risks of investing in the Fund are allocation risk, bond market risk, credit risk, derivative instruments risk, emerging markets risk, foreign exposure risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, small-cap company risk), and underlying performance risk.

The Fund’s cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.

If you would like additional information regarding this Fund’s investment strategies and risks or the underlying GE Funds’ investment strategies and risks, including descriptions of the terms in bold type, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

Investment Allocations

	Target	Range

U.S. Equity Fund	28%	23% - 33%
Small-Cap Equity Fund	5%	2% - 8%
International Equity Fund	12%	8% - 16%
Fixed Income Fund	53%	48% - 58%
Cash*	2%	0% - 10%

* For an explanation of the Fund’s holdings of cash, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

5

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to common measures of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 7.70% for the quarter ended June 30, 2003. The lowest return for a quarter was -10.70% for the quarter ended December 31, 2008.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Average Annual Total Returns

(as of December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception[1]

GE Conservative Strategy Fund	-19.15%	1.50%	2.84%	3.59%

S&P 500® Index[2]	-37.00%	-2.19%	-1.39%	1.03%

Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.65%	5.63%	5.91%

Russell 2000® Index[2]	-33.79%	-0.94%	3.04%	2.52%

MSCI® EAFE® Index[2]	-43.38%	1.66%	0.78%	2.39%

90 Day T-Bill[2]	1.39%	3.05%	3.21%	3.36%

Composite Index[3]	-15.22%	2.71%	3.46%	4.49%

Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund’s total return would have been lower. During certain of the periods presented, GE Asset Management retained an investment consultant. As of January 29, 2001, GE Asset Management no longer retains the investment consultant. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 1/5/98.

2 The returns of the S&P 500® Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000® Index, MSCI® EAFE® Index and 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000 Index, MSCI EAFE Index and 90 Day T-Bill are calculated from the month end nearest the Funds’ inception date.

3 The Composite Index is derived by applying the current target allocations for each underlying GE Fund to the results of the benchmark index for each of those underlying GE Funds. Prior target allocations were different and would yield a different result.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

6

GE Strategy Funds

Prospectus

GE Moderate Strategy Fund

Investment Objective: Long-term growth of capital with a moderate level of current income.

The Strategy

GE Moderate Strategy Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds. The Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances.

The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity

The table below shows the Fund’s current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.

The Risks

The principal risks of investing in the Fund are allocation risk, bond market risk, credit risk, emerging markets risk, foreign exposure risk, high yield securities risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, small-cap company risk), and underlying performance risk.

The Fund’s cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.

If you would like additional information regarding this Fund’s investment strategies and risks or the underlying GE Funds’ investment strategies and risks, including descriptions of the terms in bold type, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

Investment Allocations

	Target	Range

U.S. Equity Fund	33%	26% - 40%
Small-Cap Equity Fund	12%	8% - 16%
International Equity Fund	20%	16% - 24%
Fixed Income Fund	34%	27% - 41%
Cash*	1%	0% - 10%

* For an explanation of the Fund’s holdings of cash, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

7

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to common measures of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 10.49% for the quarter ended December 31, 1999. The lowest return for a quarter was -15.74% for the quarter ended December 31, 2008.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Average Annual Total Returns

(as of December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception[1]

GE Moderate Strategy Fund	-27.03%	0.75%	1.86%	2.92%

S&P 500® Index[2]	-37.00%	-2.19%	-1.39%	1.03%

Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.65%	5.63%	5.91%

Russell 2000® Index[2]	-33.79%	-0.94%	3.04%	2.52%

MSCI® EAFE® Index[2]	-43.38%	1.66%	0.78%	2.39%

90 Day T-Bill[2]	1.39%	3.05%	3.21%	3.36%

Composite Index[3]	-23.55%	1.83%	2.71%	3.74%

Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund’s total return would have been lower. During certain of the periods presented, GE Asset Management retained an investment consultant. As of January 29, 2001, GE Asset Management no longer retains the investment consultant. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 1/5/98.

2 The returns of the S&P 500® Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000® Index, MSCI® EAFE® Index and 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000 Index, MSCI EAFE Index and 90 Day T-Bill are calculated from the month end nearest the Funds’ inception date.

3 The Composite Index is derived by applying the current target allocations for each underlying GE Fund to the results of the benchmark index for each of those underlying GE Funds. Prior target allocations were different and would yield a different result.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

8

GE Strategy Funds

Prospectus

GE Aggressive Strategy Fund

Investment Objective: Capital appreciation.

The Strategy

GE Aggressive Strategy Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds. The Fund is designed for investors with longer investment time horizons and high risk tolerances.

The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity

The table below shows the Fund’s current investment targets and ranges (expressed as a percentage of its net assets) for allocating its assets among the underlying GE Funds.

The Risks

The principal risks of investing in the Fund are allocation risk, bond market risk, credit risk, emerging markets risk, foreign exposure risk, high yield securities risk, interest rate risk, prepayment risk, stock market risk, style risk (growth investing risk, value investing risk, small-cap company risk), and underlying performance risk.

The Fund’s cash position typically has less total return potential over time than the Fund’s other asset classes but at times may be relatively more attractive.

If you would like additional information regarding this Fund’s investment strategies and risks or the underlying GE Funds’ investment strategies and risks, including descriptions of the terms in bold type, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

Investment Allocations

	Target	Range

U.S. Equity Fund	35%	27% - 43%
Small-Cap Equity Fund	20%	15% - 25%
International Equity Fund	25%	20% - 30%
Fixed Income Fund	19%	14% - 24%
Cash*	1%	0% - 10%

* For an explanation of the Fund’s holdings of cash, please refer to “More on Strategies, Risks and Disclosure of Portfolio Holdings” later in this Prospectus.

9

Fund Performance

The bar chart and table opposite illustrate the short-term variability in the Fund’s performance and the Fund’s returns relative to common measures of performance.

The bar chart illustrates how the Fund’s performance varies from year to year over the periods shown. During the periods presented in the bar chart, the Fund’s highest return for a quarter was 13.75% for the quarter ended December 31, 1999. The lowest return for a quarter was -19.94% for the quarter ended December 31, 2008.

The table opposite illustrates how the Fund’s average annual returns for different calendar periods compare to the returns of several securities market indices. The table reflects the impact of the Fund’s expenses and assumes that you sold your shares at the end of each period.

Calendar Year Total Returns

Average Annual Total Returns

(as of December 31, 2008)

	1 Year	5 Years	10 Years	Since Inception[1]

GE Aggressive Strategy Fund	-32.89%	0.05%	1.26%	2.57%

S&P 500® Index[2]	-37.00%	-2.19%	-1.39%	1.03%

Barclays Capital U.S. Aggregate Bond Index[2]	5.24%	4.65%	5.63%	5.91%

Russell 2000® Index[2]	-33.79%	-0.94%	3.04%	2.52%

MSCI® EAFE® Index[2]	-43.38%	1.66%	0.78%	2.39%

90 Day T-Bill[2]	1.39%	3.05%	3.21%	3.36%

Composite Index[3]	-29.33%	1.16%	2.12%	3.11%

Both the bar chart and table assume reinvestment of dividends and distributions. GE Asset Management may have reimbursed certain expenses during the periods shown. Absent those reimbursements, the Fund’s total return would have been lower. During certain of the periods presented, GE Asset Management retained an investment consultant. As of January 29, 2001, GE Asset Management no longer retains the investment consultant. Due to volatile market conditions, performance figures such as those shown in the bar chart and table may be significantly different if the bar chart and table covered more recent periods. As with all mutual funds, past performance is not an indication of future performance.

1 Inception date: 1/5/98.

2 The returns of the S&P 500® Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000® Index, MSCI® EAFE® Index and 90 Day T-Bill do not include the effect of sales charges (if any), operating expenses of a mutual fund or taxes. If included, returns would have been lower. Since Inception returns for the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index, Russell 2000 Index, MSCI EAFE Index and 90 Day T-Bill are calculated from the month end nearest the Funds’ inception date.

3 The Composite Index is derived by applying the current target allocations for each underlying GE Fund to the results of the benchmark index for each of those underlying GE Funds. Prior target allocations were different and would yield a different result.

All mutual funds use a standard formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions.

10

GE Strategy Funds Prospectus	Fund Expenses

Shareholder Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge, imposed upon redemption of shares. The Funds also do not impose a redemption fee or an exchange fee.

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual fund operating expenses are deducted from a Fund’s assets and are reflected in the Fund’s share price and dividends.

The figures below show actual “Management Fees” and “Other Expenses” incurred by each Fund during the fiscal period ended September 30, 2008, and estimated “Acquired Fund Fees and Expenses.”

Annual Fund Operating Expenses (as a percentage of average net assets)

	GE Conservative Strategy Fund	GE Moderate Strategy Fund	GE Aggressive Strategy Fund

Management Fees[1]	0.20%	0.20%	0.20%

Distribution and Services (12b-1) Fees	None	None	None

Other Expenses[2]	—	—	—

Acquired Fund Fees and Expenses[3]	0.93%	1.05%	1.15%

Total Annual Fund Operating Expenses	1.13%	1.25%	1.35%

Expenses Reimbursed or Waiver by the Adviser[4]	0.01%	0.01%	0.01%

Net Annual Fund Operating Expenses[5]	1.12%	1.24%	1.34%

1 The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under “How the Funds are Managed — About the Investment Adviser and Administrator.”

2 “Other Expenses” include costs beyond those borne by GE Asset Management pursuant to each Fund’s Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, includes: fees and expenses associated with the Funds’ independent trustees (including counsel fees), transfer agency fees, interest, taxes, and any extraordinary expenses. These amounts are less than 0.01% and therefore are shown as dashes (-) in the above table.

3 The Acquired Fund Fees and Expenses figures for each GE Strategy Fund have been restated from the fiscal period ended September 30, 2008 to reflect estimated fees for the current fiscal period and are based on a 12-month average of the market values of the individual investments in the underlying GE Funds and on the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds, if any. The total operating expenses of the underlying GE Funds include fees and expenses associated with their investments in investment companies, including ETFs and the GE Funds — GE Money Market Fund (the “GE Money Market Fund”), which has served as the cash sweep vehicle for each underlying GE Fund since March 17, 2008. The Acquired Fund Fees and Expenses also includes fees and expenses associated with each GE Strategy Fund’s direct investment of its cash positions in the GE Money Market Fund since March 17, 2008.

4 Includes waiver and/or reimbursement attributable to both the GE LifeStyle Funds and the underlying GE Funds. In addition, GE Asset Management will waive a portion of its management fee for each affiliated Fund in an amount equal to the management fee paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

5 The fee table reflects contractual arrangements with GE Asset Management and the GE Strategy Funds to limit “Other Expenses” on an annualized basis through January 29, 2010. Under the agreement, GE Asset Management has agreed to assume certain other operating expenses in order to maintain the GE Strategy Funds’ net fund operating expenses at or below predetermined levels.

11

The Impact of Fund Expenses

The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund’s operating expenses remain the same.

Example	You would pay the following expenses on a $10,000 investment, assuming redemption:

	1 Year	3 Years	5 Years	10 Years
GE Conservative Strategy Fund	$114	$359	$624	$1,380
GE Moderate Strategy Fund	$126	$395	$684	$1,508
GE Aggressive Strategy Fund	$136	$426	$738	$1,621

12

GE Strategy Funds Prospectus	More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the GE Strategy Funds.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

Cash includes bank deposits and highly rated liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common Stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Corporate bonds are debt securities issued by companies.

Correlation and covariance are statistical measures used to help analyze the way that two or more things, such as the annual returns of two mutual funds, relate to each other over time.

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Defined contribution plans are retirement plans which provide for an individual account for each participant and for benefits based solely on the amount contributed to the participant’s account and any income, expenses, gains and losses, and any forfeitures of accounts of other participants which may be allocated to the participant’s account. Defined contribution plans include profit-sharing plans, 401(k) plans and certain kinds of tax deferred compensation plans of governmental and tax exempt entities (which meet certain requirements of the Internal Revenue Code of 1986, as amended).

Derivative instruments are instruments or contracts whose value is based on the performance of an underlying financial asset, currency or index, and include futures contracts, options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities, like collateralized mortgage obligations (CMOs), and structured and indexed securities.

13

Duration represents a mathematical calculation of the average life of a bond (or portfolio of bonds) based on cash flows that serves as a useful measure of the bond’s sensitivity to changes in interest rates. Each year of duration approximates an expected one percent change in the bond’s price for every one percent change in the interest rate.

Equity funds invest primarily in equity securities.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign corporations. Stock represents an ownership interest in a corporation.

Foreign debt securities are issued by foreign corporations and governments. They may include the following:

■ Eurodollar bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

■ Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

■ Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, or (iv) has the principal trading market for its securities. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative by the major credit rating agencies.

Income funds invest primarily in debt securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P or are comparably rated by another nationally recognized statistical rating organization, or, if not rated, are of similar quality to such securities. Securities

14

GE Strategy Funds

Prospectus

More on Strategies,

Risks and Disclosure

of Portfolio Holdings

rated in the fourth highest grade have some speculative elements.

MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Funds may invest in money market instruments either directly or indirectly through investments in the GE Funds — GE Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income tax and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations, (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); and (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain underlying GE Funds. An option is the right to buy (i.e., a call) or to sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. An option on a securities index represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Russell 2000® Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

15

S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued and guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, prices of value stocks are lower than those of growth stocks.

Various investment techniques are utilized by an underlying GE Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a fund’s portfolio of investments and are not used for leverage. None of the underlying GE Funds is obligated to use any of these techniques at any given time or under any particular economic condition. To the extent that an underlying GE Fund employs these techniques, the underlying GE Fund and the GE Strategy Fund would be subject to derivative instruments risk.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s average weighted maturity, the more its share price will

16

GE Strategy Funds

Prospectus

More on Strategies,

Risks and Disclosure

of Portfolio Holdings

fluctuate in response to changing interest rates.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

More on Investment Strategies

Asset Allocation Process

As described earlier in this Prospectus, each GE Strategy Fund pursues its investment objective by investing primarily in a combination of the underlying GE Funds. GE Asset Management determines the mix of underlying GE Funds and sets the appropriate allocation targets and ranges for investments in those underlying GE Funds, subject to the approval of the Board of Trustees.

Periodically, based upon a variety of quantitative and qualitative factors, GE Asset Management uses economic and statistical methods to determine the optimal allocation targets and ranges for each GE Strategy Fund and whether any underlying GE Funds should be added or removed from the mix.

The factors considered include:

■ the investment objective of each GE Strategy Fund and each of the underlying GE Funds;

■ economic and market forecasts;

■ proprietary and third-party reports and analyses;

■ the risk/return characteristics, relative performance, and volatility of the underlying GE Funds; and

■ the correlation and covariance among the underlying GE Funds.

Based upon these determinations, GE Asset Management makes formal recommendations to the Board of Trustees regarding:

■ any additions or deletions to the mix of underlying GE Funds;

■ the allocation ranges for investing in equity versus income funds; and

■ the allocation targets and ranges for investing in particular underlying GE Funds.

The Board of Trustees then determines what if any changes should be made. To assist the Board, GE Asset Management provides such quantitative and qualitative reports as the Board deems appropriate.

As market prices of the underlying GE Funds’ portfolio securities change, a Fund’s actual allocations will vary somewhat from the targets although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. GE Asset Management will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the GE Strategy Funds and the underlying GE Funds.

On an ongoing basis, GE Asset Management monitors variances from the targets. When a GE Strategy Fund receives new investment proceeds or redemption requests, depending on

17

the Fund’s current cash reserves, GE Asset Management may determine to purchase additional shares or redeem shares of underlying GE Funds. In making those purchases or redemptions, GE Asset Management will attempt to re-balance the Fund’s holdings of underlying GE Funds to bring them more closely in line with the Fund’s investment targets. If GE Asset Management believes it is in the best interests of the Fund and its shareholders, it may limit the degree of re-balancing or avoid rebalancing altogether pending further analysis and more favorable market conditions.

Objectives, Strategies and Risks of the Underlying GE Funds

Because the GE Strategy Funds invest most of their assets in underlying GE Funds, their investment performance is directly related to the performance of those underlying GE Funds. This section describes the investment objectives, principal investment strategies and risks of the underlying GE Funds. The underlying GE Funds also may use certain investment strategies and techniques not described here. More information regarding the underlying GE Funds can be obtained by requesting the GE Funds’ prospectus and statement of additional information.

GE U.S. Equity Fund

GE U.S. Equity Fund’s investment objective is long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities of issuers that are tied economically to the U.S. under normal circumstances.

The portfolio managers use a Multi-Style® investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor’s 500 Composite Stock IndexSM (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the fund.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as:

■ attractive valuations

■ financial strength

■ high quality management focused on generating shareholder value

The fund also may invest to a lesser extent in foreign securities and debt securities. The portfolio managers may use various investment techniques to adjust the fund’s investment exposure, but there is no guarantee that these techniques will work.

The fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The principal risks of investing in the fund are stock market risk and style risk (growth investing risk and value investing risk). To the extent that the portfolio managers invest in foreign securities or debt securities, the fund would be subject to foreign exposure risk, bond market risk, interest rate risk and credit risk. The fund may invest in derivative instruments that carry derivative instruments risk.

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GE Small-Cap Equity Fund

GE Small-Cap Equity Fund’s investment objective is long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities of small-cap companies under normal circumstances.

The Fund uses a multi-sub-adviser investment strategy that combines both growth and value investment management styles. As a result, this orientation will typically produce a portfolio that favors neither value nor growth style investing and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000® Index (Russell 2000 Index)*. As of December 31, 2008, the market capitalization of companies in the Russell 2000 Index ranged from $7.0 million to $3.28 billion**. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of the capitalization range of the Russell 2000 Index. Stock selection is key to the performance of the fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

■ high quality management

■ attractive products or services

■ appropriate capital structure

■ strong competitive positions in their industries

■ management focused on generating shareholder value

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small cap range, debt securities and foreign securities. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

Prior to October 1, 2008, the fund was managed by a single sub-adviser with a core investment management style.

The principal risks of investing in the fund are stock market risk and style risk (small cap company risk, growth investing risk and value investing risk). To the extent that the portfolio managers invest in foreign securities, debt securities, or initial public offerings of equity securities, the fund would be subject to foreign exposure risk, bond market risk, interest rate risk, credit risk, and initial public offerings risk. The fund may invest in derivative instruments that carry derivative instruments risk.

* Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by GE Asset Management in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in GE Asset Management’s presentation thereof.

** The Russell 2000 Index is constructed to provide a comprehensive and unbiased small-cap barometer and is reconstituted annually by the Russell Investment Group to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The capitalization range of the Russell 2000 Index, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Russell 2000 Index.

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GE International Equity Fund

GE International Equity Fund’s investment objective is long-term growth of capital. The Fund invests at least 80% of its net assets in equity securities under normal circumstances. The Fund invests primarily in companies in developed and developing countries outside the United States. The portfolio managers focus on companies that they expect will grow faster than relevant markets and whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in foreign securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of growth companies with characteristics such as:

■ low valuation relative to their long-term cash earnings growth potential

■ potential for significant improvement in the company’s business

■ financial strength

■ sufficient liquidity

The fund also may invest to a lesser extent in debt securities and in securities of companies located in the United States. The portfolio managers may use various investment techniques to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The principal risks of investing in the fund are stock market risk, foreign exposure risk, style risk (mid-cap company risk and growth investing risk), and emerging markets risk. To the extent that the portfolio managers invest in debt securities, the fund would be subject to bond market risk, interest rate risk and credit risk. The fund may invest in derivative instruments that carry derivative instruments risk.

GE Fixed Income Fund

GE Fixed Income Fund’s investment objective is maximum income consistent with prudent investment management and the preservation of capital. The fund invests at least 80% of its net assets in debt securities under normal circumstances and invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued and guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac securities are not backed by the full

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GE Strategy Funds

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faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government.

The portfolio managers seek to identify debt securities with characteristics such as:

■ attractive yields and prices

■ the potential for capital appreciation

■ reasonable credit quality

The fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”) and foreign debt securities. The portfolio managers may use various investment techniques, including investments in derivative instruments, such as interest rate, currency, index and credit default swaps, to adjust the Fund’s investment exposure, but there is no guarantee that these techniques will work.

The fund’s 80% investment policy may be changed by the Trustees on 60 days’ notice to shareholders.

The principal risks of investing in the fund are bond market risk, interest rate risk, credit risk, prepayment risk and mortgage-backed securities risk. To the extent that the portfolio managers invest in asset-backed securities, foreign debt securities, high yield securities and companies that are located in developing countries outside the United States, the fund would be subject to asset-backed securities risk, foreign exposure risk, high yield securities risk and emerging markets risk. The fund may invest in derivative instruments that carry derivative instruments risk.

The fund may also be subject to valuation risk with respect to valuing certain fund holdings.

The fund’s investment strategy may result in a high portfolio turnover rate, which may cause the Fund to experience increased transaction costs and impact the Fund’s performance. Portfolio securities are sold whenever the portfolio manager believes it appropriate, regardless of how long the securities have been held. The fund’s investment program emphasizes active portfolio management with a sensitivity to short-term market trends and price changes in individual securities. Accordingly, the fund expects to take frequent trading positions, resulting in portfolio turnover that may exceed those of most mutual funds of comparable size. Portfolio turnover generally involves some expense to the fund, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. Generally, portfolio turnover over 100% is considered high and increases these costs.

Cash and Temporary Defensive Positions

Although each GE Strategy Fund invests most of its assets in underlying GE Funds, under normal circumstances each GE Strategy Fund may also hold up to 10% of its assets in cash. In addition, each underlying GE Fund may also hold a portion of its assets in cash. Under normal circumstances, a Fund will hold cash: (i) pending investment, (ii) for investment purposes (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, (iv) to promote stability in trading by reducing the frequency of relatively small transactions, and (v) during a Fund restructuring. An underlying fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

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A Fund or underlying fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash, or (y) restrict the securities markets in which a Fund or underlying fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s or underlying fund’s investment objective and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Board of Trustees and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

A Fund may invest in money market instruments directly or indirectly through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any. Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Investment Fund, which is a privately offered pooled investment trust managed by GE Asset Management. GE Asset Management charges no advisory fee to the GEI Investment Fund. Those Funds may continue to hold a small interest in the GEI Investment Fund.

To the extent that a Fund holds cash, it may not achieve its investment objective.

More on Risks

Like all mutual funds, investing in the GE Strategy Funds involves risk factors and special considerations. A Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a GE Strategy Fund or an underlying GE Fund will achieve its investment objective. Although each GE Strategy Fund provides a diversified investment option with a conservative, moderate, or aggressive approach, investing in a Fund may not provide a complete investment program for all investors. The share value of the GE Strategy Funds and their underlying GE equity and income funds will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — can help you manage risk and achieve the results you need to comfortably reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented

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GE Strategy Funds

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volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.

Because the Funds invest most of their assets in underlying GE Funds, they will be exposed to the risks associated with the securities in which those underlying GE Funds invest. The principal risks associated with investing in the GE Strategy Funds are summarized on the following pages. For more information about the risks associated with investing in the GE Strategy Funds or their underlying GE Funds, please see the SAI, which is incorporated by reference into this Prospectus.

Allocation Risk: The ability of each GE Strategy Fund to achieve its investment objective depends in part on the ability of GE Asset Management to allocate effectively the Fund’s assets among the underlying GE Funds. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective.

Asset-Backed Securities Risk: Asset-backed securities often are subject to more rapid repayment than their stated maturity dates indicated, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Also, because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults in the loans underlying the securities. Such defaults have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Investments in asset-backed securities may also be subject to valuation risk.

Bond Market Risk: Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market is currently experiencing.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect the ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s opinion of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: An underlying GE Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. An underlying GE Fund may, but is not required to, use derivatives as a substitute for taking a long or a short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a fund, meaning that a small investment in derivatives could have a potentially

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large impact on an underlying GE Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, subject to counterparty risk, illiquid and difficult to value. There is also the risk that changes in the value of a derivative held by an underlying GE Fund may not correlate with an underlying GE Fund’s other investments which could impact Fund performance. An underlying GE Fund may choose not to invest in derivative instruments because they may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

Emerging Markets Risk: Emerging market securities bear most foreign exposure risks discussed below. In addition, there are greater risks involved in investing in emerging markets than in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Foreign Exposure Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks which can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

■ Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar- denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments.

■ Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

■ Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding

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GE Strategy Funds

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defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. Generally, the longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed security. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become an increasing risk for collateral related to sub prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Prepayment Risk: Prices and yields of mortgage-backed securities assume the securities will be redeemed at a given time. When interest rates decline, mortgage-backed securities experience higher prepayments because the underlying mortgages are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, mortgage-backed securities experience lower prepayments because the underlying mortgages may be repaid later than expected. This typically reduces the value of the underlying securities.

Stock Market Risk: Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. A Fund’s investments in common stocks and other equity securities are subject to stock market risk. Also, equity securities are subject to the risk that a particular issuer’s securities may decline in value, even during periods when equity securities in general are rising. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market is currently experiencing. Additional stock market risks may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Exposure Risk, above.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that

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impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large or small company securities.

■ Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth oriented funds will typically underperform when value investing is in favor.

■ Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

■ Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value oriented funds will typically underperform when growth investing is in favor.

Underlying Performance Risk: Because each GE Strategy Fund invests most of its assets in underlying GE Funds, each GE Strategy Fund’s investment performance is directly related to the performance of those underlying GE Funds. The performance of those underlying GE Funds, in turn, depends upon the performance of the securities in which they invest.

Valuation Risk: Portfolio securities held by an underlying GE Fund may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for an underlying GE Fund portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Underlying GE Fund portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that an underlying GE Fund could sell an underlying GE Fund portfolio security for the value established for it at any time and it is possible that an underlying GE Fund would incur a loss because a portfolio security is sold at a discount to its established value.

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GE Strategy Funds

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Other Risk Considerations

Conflicts of Interest Risk: The Investment Adviser serves as investment manager to the GE Strategy Funds and the underlying GE Funds. Similarly, GE Strategy Funds and the underlying GE Funds have a common Board of Trustees. The interests of a GE Strategy Fund on the one hand, and an underlying GE Fund on the other, will not always be the same. Therefore, conflicts may arise as the Investment Adviser and the Board of Trustees fulfill their fiduciary duties to the GE Strategy Funds and the underlying GE Funds.

In addition, GE Asset Management, as the investment manager to the GE Strategy Funds, recommends asset allocations among the underlying GE Funds, each of which pays advisory fees at different rates to their adviser — GE Asset Management. This situation is considered by the Board of Trustees when it approves the asset allocation for each Fund.

Underlying Expense Risk: Investors may invest directly in the GE Funds rather than indirectly through a GE Strategy Fund. By investing in a GE Strategy Fund, investors bear their proportionate share of the expenses of that Fund, as well as similar expenses of the underlying GE Funds.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds’ portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

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How the Funds Are Managed

About the Investment Adviser and Administrator

GE Asset Management, located at 3001 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904-7900, is the investment adviser and administrator of each Fund. GE Asset Management is a registered investment adviser and a wholly-owned subsidiary of General Electric Company (GE). As of December 31, 2008, GE Asset Management had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid- 1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these Funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds, created specifically for the general public.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

GE Asset Management is responsible for the day to day management of the Funds. In addition, GE Asset Management provides the following services:

■ reviewing and analyzing the asset allocation targets and ranges among the underlying GE Funds

■ monitoring the performance, risk and style consistency of each GE Strategy Fund and each underlying GE Fund

■ providing quantitative and qualitative reports and analyses that are requested periodically by the Board of Trustees

■ recommending to the Board of Trustees any:

■ changes to the mix of underlying GE Funds in which the GE Strategy Funds should invest

■ changes to the asset allocation ranges and targets

Each Fund pays GE Asset Management an investment management fee for advisory and administrative services. Out of this management fee, GE Asset Management is responsible for paying the Funds’ custodial fees, legal and accounting costs, printing costs, shareholder communication costs, registration fees, the costs of regulatory compliance and certain related expenses. The investment management fee is accrued daily and paid monthly up to the following maximum annual fee rates:

GE Conservative Strategy Fund	0.20%
GE Moderate Strategy Fund	0.20%
GE Aggressive Strategy Fund	0.20%

Board of Trustee’s Approval of Investment Advisory Agreements

The Fund’s semi-annual report to shareholders for the six-month period ended March 31, 2008, contains a discussion regarding the basis for the Funds’ Board of Trustees approval of all investment advisory contracts.

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GE Strategy Funds

Prospectus

How the Funds

Are Managed

About the Funds’ Portfolio Manager

The mix of underlying GE Funds in which each GE Strategy Funds invest is determined by an Asset Allocation Committee, subject to approval of the Board of Trustees. The Asset Allocation Committee is led by a team of portfolio managers who are jointly and primarily responsible for the asset allocation of each Fund. The following sets forth the role of the primary portfolio manager of the Funds followed by the portfolio manager’s biographical information.

Portfolio Management

The strategic and tactical allocation processes of the GE Strategy Funds and the targets and ranges for such strategic and tactical investments are managed by Judith A. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund’s objective.

Portfolio Manager Biography

The following sets forth the biographical information for Ms. Studer. The Statement of Additional Information (SAI) provides the following additional information about the portfolio manager: (i) portfolio manager’s compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager’s ownership of shares of each Fund, if any.

Judith A. Studer is a Director and President — U.S. Equities at GE Asset Management. She is vested with oversight authority for determining asset allocations for the GE Strategy Funds and has been doing so since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President — U.S. Equities in 1991. Senior Vice President — International Equities in 1995, President — Investment Strategies in July 2006 and President — U.S. Equities in June 2007.

About the Board of Trustees

The Board of Trustees of the GE Strategy Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

■ proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

■ proposed additions or deletions to the mix of underlying GE Funds; and

■ proposed changes to the allocation targets and ranges among the underlying GE Funds.

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How to Invest

Who May Invest

The GE Strategy Funds are offered to retirement plans, including defined contribution plans that meet the requirements for qualification under section 401(k) of the Internal Revenue Code and:

■ are determined not to be affiliated plans with respect to GE Asset Management; and

■ seek services in connection with their investments in the Funds that are provided or paid by GE Asset Management or its affiliates, in addition to investment advisory services.

Other retirement plan investors (those that are affiliated plans or do not seek additional services) should consider investing in the GE Allocation Funds, which are offered by a separate prospectus.

Residency Requirement

In order to be eligible to open and maintain an account with the Funds, an investor must be a legal resident of the United States (including the U.S. Virgin Islands and Puerto Rico), unless otherwise approved by GE Investment Distributors, Inc., the Funds distributor.

Defined Contribution Plan Participants

Plan participants should consult the Summary Plan Description and other materials describing their plan for information about how to invest in the GE Strategy Funds.

Disruptive Trading Policy

The Funds and the underlying GE Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of a Fund’s and an underlying GE Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or financial intermediaries.

Omnibus Accounts

The Funds are offered only to retirement plan participants through financial intermediaries such as retirement plan record keepers (each a “financial intermediary”) that may establish “omnibus” accounts with the Funds. Currently, there is a single financial intermediary that has established omnibus accounts with each Fund. Because the Funds may receive only limited information through financial intermediaries on the trading activity of the underlying individual investors and cannot directly restrict accounts of underlying individual investors that engage in disruptive trading, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of financial intermediaries or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with a financial intermediary, the Funds will consider whether the financial intermediary has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the underlying GE Funds to direct accounts). If the financial intermediary has its own disruptive trading policies and procedures, the Funds will seek assurance from the financial intermediary that such policies and procedures will be effectively enforced.

If the financial intermediary does not have its own disruptive trading policies and procedures, the Funds will seek to obtain the financial intermediary’s

30

GE Strategy Funds

Prospectus

How to Invest

cooperation in enforcing the underlying GE Funds’ disruptive trading policies and procedures for direct accounts (summarized below) to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it. There can be no guarantee that those efforts will be successful.

Defined Contribution Plans

Participants in certain defined contribution plans that exchange out of any Fund may be restricted from further exchanging back into that same Fund for a period of 60 days. This restriction does not affect the participant’s ability to exchange into any other investment option that has not been restricted or the participant’s ability to continue contributions into your defined contribution plan (including that same Fund).

This restriction also does not apply to systematic withdrawals, payroll contributions or hardship/in-service withdrawals.

A full service plan is a participant directed contributory employee benefit plan that receives recordkeeping and administration services from a designated third party administrator through its alliance relationship with the Distributor or its affiliates.

Summary of Underlying GE Funds’ Disruptive Trading Policy For Direct Accounts

A direct investor in an underlying GE Fund that redeems or exchanges out of a particular Fund (other than the Money Market Fund) within 30 days of a purchase or exchange into that same underlying GE Fund may be restricted from further investing in any underlying GE Fund or exchanging between underlying GE Funds. These restrictions do not apply to (1) systematic withdrawals; (2) systematic purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by GE Asset Management; (4) transactions initiated by the trustee or adviser to a donor advised charitable fund, unless such a fund is believed to have engaged in a pattern of disruptive trading; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by GE Asset Management, unless such a plan is believed to have engaged in a pattern of disruptive trading. The underlying GE Funds may also exclude small transactions less than an amount set from time to time under the underlying GE Funds’ policies.

Reservation of Rights to Reject Purchase or Exchange Orders

The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or financial intermediary.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the Funds and the Distributor to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Funds’ or a financial intermediary’s disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Funds to detect or stop disruptive trading in certain omnibus accounts with financial intermediaries. Regardless of whether those financial intermediaries have their own disruptive trading policies and procedures or cooperate in enforcing the underlying GE Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the underlying GE Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be able to detect or stop disruptive trading until harm to the Funds has already occurred.

31

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. These adverse effects result from the impact of that trading on the underlying GE Funds in which the Funds invest. In particular, disruptive trading may:

■ require an underlying GE Fund to keep more assets in money market instruments or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

■ require an underlying GE Fund to sell some its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

■ increase brokerage commissions and other portfolio transaction expenses by causing the underlying GE Fund to buy and sell securities more frequently as assets move in and out.

Underlying GE Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern Time). Underlying GE Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of such securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of an underlying GE Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

32

GE Strategy Funds Prospectus	Dividends, Capital Gains and Other Tax Information

Distributions

Each Fund intends to distribute substantially all of its net investment income and substantially all of its net realized gains annually. All income dividends and capital gains distributions made by a Fund to a retirement plan, such as a defined contribution plan, are reinvested in shares of the Fund at the Fund’s net asset value.

Taxes

For information concerning the federal tax consequences related to an investment in a Fund, please consult your retirement plan summary and other documents describing your plan.

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

33

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV) plus any applicable sales charge. The NAV of each share class is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities at a later time. The NYSE is closed on certain holidays listed in the SAI.

The NAV per share for a Fund is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class; subtracting its liabilities, and then dividing the result by the number of that Fund’s outstanding shares.

The assets of each Fund consist primarily of underlying GE Fund shares, which are valued at their respective net asset values as of the time of computation. In general, the underlying GE Funds value their portfolio securities using market quotations for equity securities, and debt securities (other than short-term securities described below) are generally valued at an evaluated bid as reported by an independent pricing service. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations.

If quotations are not readily available for an underlying GE Fund portfolio security, or if it is believed that a price for an underlying GE Fund portfolio security does not represent its fair value, the security may be valued using procedures approved by the underlying GE Funds’ Board of Trustees that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances.

Any short-term securities held by an underlying GE Funds with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. Amortized cost involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment.

Foreign securities held by the underlying GE Funds may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the underlying GE Fund portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these valuation procedures will always better represent the price at which an underlying GE Fund could see the affected portfolio security.

The underlying GE Funds’ portfolio securities that are valued using techniques other than market quotations are subject to valuation risk.

34

GE Strategy Funds Prospectus	Financial Highlights

The financial highlights table that follows is intended to help you understand a Fund’s financial performance for the fiscal years ended September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements which, for each period, have been audited by KPMG LLP, registered independent public accountants. KMPG’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

35

GE Conservative Strategy Fund

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
Inception date	—	—	—	—	1/5/98
Net asset value, beginning of period	$12.05	$11.06	$10.57	$10.11	$9.61
Income (loss) from investment operations:
Net investment income	0.31	0.40	0.32	0.31	0.24
Net realized and unrealized gains (losses) on investments	(1.35)	0.94	0.46	0.46	0.47
Total income (loss) from investment operations	(1.04)	1.34	0.78	0.77	0.71
Less distributions from:
Net investment income	0.38	0.35	0.29	0.31	0.21
Total distributions	0.38	0.35	0.29	0.31	0.21

Net asset value, end of period	$10.63	$12.05	$11.06	$10.57	$10.11

Total Return (a)	(8.88)%	12.37%	7.55%	7.69%	7.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,388	$3,092	$3,318	$2,873	$2,521
Ratios to average net assets:
Net investment income	2.67%	3.32%	3.07%	2.92%	2.12%
Net expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Gross expenses (b)	0.20%	0.26%	0.21%	0.21%	0.21%
Portfolio turnover rate	28%	40%	9%	20%	44%

GE Moderate Strategy Fund

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
Inception date	—	—	—	—	1/5/98
Net asset value, beginning of period	$11.86	$10.52	$9.82	$9.07	$8.35
Income (loss) from investment operations:
Net investment income	0.25	0.29	0.23	0.25	0.13
Net realized and unrealized gains (losses) on investments	(1.81)	1.32	0.68	0.74	0.72
Total income (loss) from investment operations	(1.56)	1.61	0.91	0.99	0.85
Less distributions from:
Net investment income	0.29	0.27	0.21	0.24	0.13
Total distributions	0.29	0.27	0.21	0.24	0.13

Net asset value, end of period	$10.01	$11.86	$10.52	$9.82	$9.07

Total Return (a)	(13.44)%	15.53%	9.37%	11.00%	10.21%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,272	$19,117	$19,356	$16,969	$15,065
Ratios to average net assets:
Net investment income	2.27%	2.58%	2.28%	2.63%	1.42%
Net expenses (b)	0.19%	0.20%	0.20%	0.20%	0.20%
Gross expenses (b)	0.20%	0.33%	0.20%	0.21%	0.21%
Portfolio turnover rate	27%	16%	6%	11%	16%

See Notes to Financial Highlights

36

GE Strategy Funds

Prospectus

Financial Highlights

GE Aggressive Strategy Fund

	9/30/08	9/30/07	9/30/06	9/30/05	9/30/04
Inception date	—	—	—	—	1/5/98
Net asset value, beginning of period	$14.00	$12.06	$11.07	$9.98	$8.93
Income (loss) from investment operations:
Net investment income	0.76	0.25	0.19	0.28	0.08
Net realized and unrealized gains (losses) on investments	(3.08)	1.92	0.97	1.08	1.04
Total income (loss) from investment operations:	(2.32)	2.17	1.16	1.36	1.12
Less distributions from:
Net investment income	0.28	0.23	0.17	0.27	0.07
Total distributions	0.28	0.23	0.17	0.27	0.07

Net asset value, end of period	$11.40	$14.00	$12.06	$11.07	$9.98

Total Return (a)	(16.88)%	18.20%	10.62%	13.72%	12.60%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,627	$9,634	$9,518	$7,353	$6,200
Ratios to average net assets:
Net investment income	2.00%	1.99%	1.64%	2.55%	0.78%
Net expenses (b)	0.20%	0.20%	0.20%	0.20%	0.20%
Gross expenses (b)	0.20%	0.31%	0.21%	0.21%	0.21%
Portfolio turnover rate	19%	18%	8%	6%	16%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses of the funds and of the underlying GE Funds, total returns would have been lower. Total returns are not annualized.
(b)	Expense ratios do not include expenses of the Underlying GE Funds.

GE Institutional Funds

Prospectus

If you wish to know more

You will find additional information about the GE LifeStyle Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds’ actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of this Prospectus).

You may visit the Funds’ Internet Website (http://www.geam.com) or the SEC’s Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about GE LifeStyle Funds. Also, you may obtain copies of this information, upon paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-942-8090.

GE LifeStyle Funds

You may obtain a free copy of the SAI or the Funds’ annual/semiannual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

P.O. Box 7900

3001 Summer Street

Stamford, CT 06904

Telephone 1-800-242-0134

Website http://www.geam.com

Investment Adviser	GE Asset Management Incorporated P.O. Box 7900 3001 Summer Street Stamford, CT 06904

Transfer Agent	PNC Global Investment Servicing 101 Sabin Street Pawtucket, RI 02860

Custodian	State Street Bank and Trust Company One Lincoln Street Boston, MA 02111

Distributor	GE Investment Distributors, Inc. Member FINRA/SIPC

Investment Company Act file number: 811-07701

RS-LS-1 (01/09)

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2009

GE LIFESTYLE FUNDS

3001 Summer Street, Stamford, Connecticut 06905

For information, call 1.800.242.0134

* GE Conservative Strategy Fund	* GE Conservative Allocation Fund
* GE Moderate Strategy Fund	* GE Moderate Allocation Fund
* GE Aggressive Strategy Fund	* GE Aggressive Allocation Fund

Current and prospective investors in the GE Strategy Funds and the GE Allocation Funds should note that these Funds will be liquidated on or around June 30, 2009. A Plan of Dissolution, Liquidation and Termination has been adopted for the GE Conservative Strategy Fund, GE Moderate Strategy Fund, GE Aggressive Strategy Fund, GE Conservative Allocation Fund, GE Moderate Allocation Fund and the GE Aggressive Allocation Fund. Under the Plan, the assets of each Fund will be liquidated on or before that date and the cash proceeds distributed afterwards on a pro rata basis to shareholders.

A participant in a defined contribution plan (such as a 401(k) plan) may continue to purchase shares of the Funds through that plan until either the date that the Funds are no longer an investment option within the plan or the Funds’ liquidation date, whichever is earlier.

This Statement of Additional Information (“SAI”) supplements the information contained in the Prospectuses of GE LifeStyle Funds (the “Trust”) dated January 29, 2008 (each, a “Prospectus,” and together the “Prospectuses”), and should be read in conjunction with the Prospectuses. Terms that are defined in the Prospectuses have the same meanings in this SAI.

This SAI, although not a Prospectus, is incorporated in its entirety by reference into the Prospectuses. Copies of the Prospectuses describing the Funds may be obtained without charge by calling the Trust at 1.800.242.0134. The Trust’s financial statements for the fiscal year ended September 30, 2008 and the Auditor’s Report thereon are incorporated herein by reference to the Trust’s Annual Report dated September 30, 2008, which may be obtained without charge by telephoning the Trust at 1.800.242.0134 or by writing to the Trust at P.O. Box 120031, Stamford, CT 06905-4331.

ii

PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUNDS AND

PORTFOLIO HOLDINGS

The Trust offers six separate series via two separate Prospectuses. One Prospectus provides information about GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund (collectively, the “GE Strategy Funds”). Another Prospectus provides information about GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund (collectively, the “GE Allocation Funds,” and together with the “GE Strategy Funds,” the “Funds”).

The Funds are asset allocation funds. Each Fund seeks to achieve its investment objective by investing primarily in a strategic combination of certain GE Funds (the “Underlying GE Funds”). Each Fund will not necessarily invest in all Underlying GE Funds. GE Strategy Funds will purchase Class A shares of the Underlying GE Funds. GE Allocation Funds will purchase Class Y shares of the Underlying GE Funds. Currently, the Underlying GE Funds are comprised of the following:

•	GE U.S. Equity Fund

•	GE Small-Cap Equity Fund

•	GE International Equity Fund

•	GE Fixed Income Fund

Each Fund may invest either directly in money market instruments or indirectly by purchasing shares of the GE Funds - GE Money Market Fund (“GE Money Market Fund”), which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed by GEAM.

A majority of the Trust’s Board of Trustees (the “Board”) are non-interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Board and Officers of the Trust also serve in similar positions with the GE Funds. Thus, if the interests of a Fund and the Underlying GE Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and Officers of the Trust fulfill their fiduciary duties to that Fund and the Underlying GE Funds. The Board believes it has structured each Fund to avoid these concerns. However, conceivably a situation could occur where proper action for the Trust or a Fund separately could be adverse to the interests of an Underlying GE Fund, or the reverse could occur. If such a possibility arises, the Trustees and Officers of the Trust, GE Funds and GE Asset Management will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

In addition, GE Asset Management serves as investment manager to the Trust and the Underlying GE Funds. GE Asset Management, as investment manager to the Trust, makes asset allocation recommendations among the Underlying GE Funds which pay advisory fees at different rates to their adviser – GE Asset Management. This situation is considered by the Board of Trustees when it approves the asset allocation for each Fund.

From time to time, the Underlying GE Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by GE Asset Management for its clients, including the Trust. These transactions may have a material effect on the Underlying GE Funds, since Underlying GE Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Underlying GE Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Underlying GE Funds to the extent that they may be required to sell securities at times when they would not otherwise do so or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. GE Asset Management is committed to minimizing the impact of these transactions on the Underlying GE Funds to the extent it is consistent with pursuing the Funds’ investment objectives and will monitor the impact of the Funds’ asset allocation decisions on the Underlying GE Funds. Still, GE Asset Management could face conflicts in fulfilling its responsibilities because of the possible differences between interests of the Funds and the interests of the Underlying GE Funds.

Under certain circumstances, an Underlying GE Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind (securities from its portfolio, instead of cash) in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying GE Fund until GE Asset Management determines that it is appropriate to dispose of such securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE

UNDERLYING GE FUNDS

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. These market conditions may continue or become even worse. Because the situation is unprecedented and widespread, it may not be possible to identify all significant risks and opportunities using past investment strategies or models, or to predict the duration of these events.

GE U.S. Equity Fund: The investment objective of the GE U.S. Equity Fund is long-term growth of capital. The GE U.S. Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of issuers that are tied economically to the U.S., measured at the time of investment.

GE Small-Cap Equity Fund. The investment objective of the GE Small-Cap Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities of small-capitalization companies, measured at the time of investment. The Fund uses a multi-subadviser investment strategy that combines both growth and value investment management styles. The portfolio managers believe this orientation will typically produce a portfolio that favors neither value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization within the capitalization range of the Russell 2000® Index.

GE International Equity Fund: The investment objective of the GE International Equity Fund is long-term growth of capital. The GE International Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities, measured at the time of investment. The GE International Equity Fund invests primarily in companies in developed and developing countries outside the United States. The GE International Equity Fund intends to position itself broadly among countries and, under normal circumstances, at least 65% of the GE International Equity Fund’s assets will be invested in securities of issuers collectively in no fewer than three different countries other than the United States. The GE International Equity Fund, under normal circumstances, invests at least 65% of its assets in common stocks, preferred stocks, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights issued by companies believed by the portfolio manager to have a potential for superior growth in sales and earnings.

GE Fixed Income Fund: The investment objective of the GE Fixed Income Fund is maximum income consistent with prudent investment management and the preservation of capital. Capital appreciation with respect to the Fund’s portfolio securities may occur but is not an objective of the GE Fixed Income Fund. The GE Fixed Income Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a variety of fixed-income securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. This percentage limitation is measured at the time of investment. The GE Fixed Income Fund normally has a weighted average maturity of approximately five to ten years.

MONEY MARKET INSTRUMENTS

Types of Money Market Instruments

The types of money market instruments in which each Fund and Underlying GE Fund may invest directly or indirectly through investment in the Investment Fund, described below, are as follows: (i) securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“Government Securities”), (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Fund and Underlying GE Fund may invest in money market instruments issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities. Money market instruments held by a Fund may be rated no lower than A-2 by Standard & Poor’s (“S&P”) or Prime-2 by Moody’s Investor’s Service (“Moody’s”) or the equivalent from another NRSRO, or if not rated, must be issued by an issuer having an outstanding unsecured debt issue then rated within the three highest categories. A description of the rating systems of Moody’s and S&P is contained in the Appendix. At no time will the investments of a Fund or an Underlying GE Fund in bank obligations, including time deposits, exceed 25% of the value of its assets.

Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of a Fund, a temporary defensive posture and (i) without limitation hold cash, or (ii) restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash: (i) pending investment; (ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund may also hold cash under circumstances where the liquidation of a Fund has been approved by the Board and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. To the extent that a Fund, other than the Money Market Fund, holds cash, it may not achieve its investment objective.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Government Securities

Each Fund and Underlying GE Fund may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”), Federal Deposit Insurance Corporation (“FDIC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Fund or an Underlying GE Fund are instruments that are supported by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae), whereas other Government Securities that may be held by the Fund or an Underlying GE Fund are supported by the right of the issuer to borrow from the U.S. Treasury (i.e., Fannie Mae) or are supported solely by the credit of the instrumentality (i.e., obligations of Freddie Mac). In September 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Also included as U.S. Government securities are bank-issued debt instruments that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program, which is backed by the full faith and credit of the U.S. Government. Other securities issued by a Government agency or related entity also may be considered Government Securities even though they are considered derivatives or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund or an Underlying GE Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the portfolio manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund or an Underlying GE Fund. For purposes of a repurchase agreement entered into by the Fund or an Underlying GE Fund, however, Government Securities serving as collateral for that repurchase agreement means only those types of Government Securities that permit the Fund or an Underlying GE Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the 1940 Act, to the extent it is necessary or appropriate for the Fund or an Underlying GE Fund to look through to that collateral.

GE Money Market Fund

Each Fund may also invest in the GE Money Market Fund. The investment objective of the GE Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The GE Money Market Fund invests primarily in short-term, U.S. dollar denominated money market instruments, and may include U.S. Government Securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the GE Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.

SUPPLEMENTAL INVESTMENT STRATEGIES AND TECHNIQUES

OF THE UNDERLYING GE FUNDS

This section contains certain supplemental information regarding (i) certain of the securities and other instruments in which the Underlying GE Funds may invest; (ii) the investment policies and strategies that the Underlying GE Funds may utilize; and (iii) certain risks attendant to those investments, policies and strategies. Additional information is provided in the GE Funds’ current prospectus and statement of additional information, which is available from the Trust upon request.

Some or all of the Underlying GE Funds may invest in the types of instruments and engage in the types of strategies and techniques described below. Unless otherwise indicated, all of the Underlying GE Funds are permitted to invest in these instruments and employ these investment strategies and techniques. A GE LifeStyle Fund will not purchase any of the following types of securities or employ any of the following strategies unless doing so is consistent with its investment objective. The Underlying GE Funds are not obligated to pursue the following strategies or techniques and neither the Trust nor the Investment Adviser represents that these strategies and techniques are available now or will be available at any time in the future. Certain strategies, techniques and limitations may be changed at the discretion of GE Asset Management.

Summary of Investment Techniques of the Underlying GE Funds

The following table summarizes the investment techniques that may be but are not necessarily employed by the Underlying GE Funds. Percentage figures refer to the percentage of an Underlying GE Fund’s assets that may be invested in accordance with the indicated technique.

	U.S. Equity Fund	Small-Cap EquityFund	International Equity Fund	Fixed Income Fund
Borrowing	33.33%	33.33%	33.33%	33.33%
Repurchase Agreements	Yes	Yes	Yes	Yes
Reverse Repurchase Agreements	No	Yes	No	No
Restricted and Illiquid Investments	Yes	Yes	Yes	Yes
Structured and Indexed Securities	No	No	No	Yes
Purchasing and Writing Securities Options	Yes	Yes	Yes	Yes
Purchasing and Writing Securities Index Options	Yes	Yes	Yes	Yes
Futures Contracts and Options on Futures Contracts	Yes	No	Yes	Yes
Forward Currency Transactions	Yes	No	Yes	Yes
Options on Foreign Currencies	Yes	No	Yes	Yes
Maximum Investment in Debt Securities	20%	20%	20%	100% (maximum of 25% in BBB by S&P, Baa by Moody’s or equivalent)
Maximum Investment in Below-Investment Grade Debt Securities (High Yield Securities)	5%	10%	5%	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality

	U.S. Equity Fund		Small-Cap Equity Fund		International Equity Fund		Fixed Income Fund
Maximum Investment in Foreign Securities	15	%*	10	%*	100%		35	%*
When-Issued and Delayed Delivery Securities	Yes		Yes		Yes		Yes
Lending Portfolio Securities	Yes		Yes		Yes		Yes
Rule 144A Securities	Yes		Yes		Yes		Yes
Debt Obligations of Supranational Agencies	Yes		Yes		Yes		Yes
Depositary Receipts	Yes		Yes		Yes		Yes
Securities of Other Investment Funds	Yes		Yes		Yes		Yes
Municipal Leases	No		No		No		No
Floating and Variable Rate Instruments	No	**	No	**	No	**	Yes
Participation Interests in Municipal Obligations	No		No		No		No
Zero Coupon Obligations	Yes		No		No		Yes
Municipal Obligations Components	No		No		No		No
Custodial Receipts on Municipal Obligations	No		No		No		No
Mortgage Related Securities, including CMOs	No		No		No		Yes
Government Stripped Mortgage Related Securities	Yes		Yes		Yes		Yes
Asset-Backed Securities and Receivables-Backed Securities	No		No		No		Yes
Mortgage Dollar Rolls	No		No		No		Yes
Short Sales Against the Box	No		Yes		Yes		No

*	This limitation excludes: ADRs; securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange; dollar-denominated securities publicly offered in the U.S. by a foreign issuer.
**	Excludes commercial paper and notes with variable and floating rates of interest.

Additional Detail Concerning Strategies, Techniques and Risks of the Underlying GE Funds

Asset-Backed and Receivable-Backed Securities: Certain Underlying GE Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the Collateralized Mortgage Obligation or CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The portfolio manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

Asset-backed securities involve certain risks that are not posed by other types of CMO securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

Bank Obligations: Domestic commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (“FDIC”). Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

Below Investment-Grade Debt Securities: Certain Underlying GE Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “below investment-grade” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risks. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An Underlying GE Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish GE Funds’ ability to obtain accurate market quotations for purposes of valuing the securities held by an Underlying GE Fund and calculating the fund’s net asset value.

Certain Investment-Grade Debt Obligations: Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and Other Collateralized Debt Obligations (“CDOs”). Certain Underlying GE Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Covered Option Writing: Each Underlying GE Fund may write covered put and call options on securities. An Underlying GE Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Underlying GE Funds with option-writing authority will write only options that are covered. A call option written by an Underlying GE Fund will be deemed covered (i) if the Underlying GE Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Underlying GE Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Underlying GE Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with GE Funds’ custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with GE Funds’ custodian or with a designated sub-custodian, or (ii) if the Underlying GE Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with GE Funds’ custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that an Underlying GE Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an Underlying GE Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

So long as the obligation of an Underlying GE Fund as the writer of an option continues, the Underlying GE Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Underlying GE Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Underlying GE Fund effects a closing purchase transaction. An Underlying GE Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an Underlying GE Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

An Underlying GE Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, an Underlying GE Fund would purchase, prior to the holder’s exercise of an option that the Underlying GE Fund has written, an option of the same series as that on which the Underlying GE Fund desires to terminate its obligation. The obligation of an Underlying GE Fund under an option that it has written would be terminated by a closing purchase transaction, but the Underlying GE Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of the need for a secondary market in which to close an option position, the Underlying GE Funds are expected to purchase only call or put options issued by the Clearing Corporation. GE Asset

Management expects that the Underlying GE Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Underlying GE Funds in the over-the-counter market.

An Underlying GE Fund may realize a profit or loss upon entering into closing transactions. When an Underlying GE Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Underlying GE Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When an Underlying GE Fund has purchased an option and engages in a closing sale transaction, whether the Underlying GE Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Underlying GE Fund initially paid for the original option plus the related transaction costs.

Option writing for an Underlying GE Fund may be limited by position and exercise limits established by U.S. securities exchanges and NASDAQ and by requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, an Underlying GE Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.

An Underlying GE Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by an Underlying GE Fund of options will depend on the portfolio manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a fund’s performance.

Currency Exchange Rates: An Underlying GE Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the fund’s portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Custodial Receipts: Certain Underlying GE Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described below. Although under the terms of a custodial receipt an Underlying GE Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying GE Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, an Underlying GE Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying GE Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Debt Instruments: A debt instrument held by an Underlying GE Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of an Underlying GE Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such an Underlying GE Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Depositary Receipts: Certain Underlying GE Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”). ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. Each of these Underlying GE Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Developing Countries: Investing in securities issued by companies located in developing countries involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing countries that may affect investment in their markets include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed legal structures governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies located in developing countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Floating and Variable Rate Instruments: Certain Underlying GE Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Underlying GE Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit an Underlying GE Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by an Underlying GE Fund will meet the quality criteria established by GE Asset Management for the purchase of debt securities. GE Asset Management considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund’s portfolio.

Foreign Securities: Investing in securities issued by foreign companies and governments, including securities issued in the form of depositary receipts, involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and U.S. corporations. Less information may be available about foreign companies than about U.S. companies, and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than those charged in the United States and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, limitations on the use or removal of funds or other assets (including the withholding of dividends) and potential difficulties in enforcing contractual obligations, and could be subject to extended clearance and settlement periods.

Forward Currency Transactions: Certain Underlying GE Funds may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. No Underlying GE Fund will enter into forward currency transactions for speculative purposes. An Underlying GE Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that an Underlying GE Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A fund, however, may enter into forward currency contracts requiring deposits or involving the payment of commissions. The cost to an Underlying GE Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with GE Funds’ custodian or a designated sub-custodian in an amount at all times equal to or exceeding the fund’s commitment with respect to the contracts.

Upon maturity of a forward currency contract, an Underlying GE Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. GE Funds may also be able to negotiate such an offset on behalf of an Underlying GE Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a fund.

In hedging a specific portfolio position, an Underlying GE Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by GE Asset Management. A fund’s exposure with respect to forward currency contracts is limited to the amount of the fund’s aggregate investments in instruments denominated in foreign currencies.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

In entering into forward currency contracts, an Underlying GE Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the fund’s ability to hedge against the risk of devaluation of currencies in which the Underlying GE Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the portfolio manager’s special skills and experience with respect to those instruments and will usually depend upon the portfolio manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying GE Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, an Underlying GE Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

The ability to dispose of a fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the portfolio manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that an Underlying GE Fund will be able to utilize these contracts effectively for the intended purposes.

Futures Contracts and Options on Futures Contracts: Certain Underlying GE Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the Commodity Futures Trading Commission (“CFTC”) or in the over-the-counter market. If entered into, these transactions will be made solely for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Underlying GE Fund involved. No Underlying GE Fund will enter into a transaction involving futures and options on futures for speculative purposes.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The CFTC recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment adviser to the registered investment company claims an exclusion from regulation as a commodity pool operator. In connection with the management of the GE Funds, GE Asset Management has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the GE Funds are no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The GE Funds, however, continue to have policies with respect to futures and options thereon as more fully described in its statement of additional information. The current view of the staff of the SEC is that a fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with GE Funds’ custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

No consideration is paid or received by an Underlying GE Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with GE Funds’ custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Underlying GE Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Underlying GE Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, an Underlying GE Fund may elect to close a position by taking an opposite position, which will operate to terminate the fund’s existing position in the contract.

If an Underlying GE Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Underlying GE Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Underlying GE Fund had insufficient cash, it may have to sell securities to meet daily variation margins requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Underlying GE Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a fund’s performance.

Although GE Funds intends that the Underlying GE Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, an Underlying GE Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

Government Stripped Mortgage Related Securities: Certain Underlying GE Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. These securities represent beneficial ownership interests in either periodic principal distributions (“principal-only” or “PO”) or interest distributions (“interest-only” or “IO”) on mortgage related certificates issued by Ginnie Mae, Fannie Mae or Freddie Mac. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Underlying GE Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GE Asset Management believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Underlying GE Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Underlying GE Funds not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate.

Government stripped mortgage related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. No assurance can be given that these Underlying GE Funds will be able to effect a trade of a government stripped mortgage related security at a desired time. These Underlying GE Funds will acquire government stripped mortgage related securities only if a secondary market for the securities exists at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate Fannie Mae and Freddie Mac mortgage certificates that meet certain liquidity criteria established by GE Funds’ Board of Trustees, GE Funds treats government stripped mortgage related securities as illiquid and will limit each of these Underlying GE Funds’ investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Interest Rate Swaps, Currency Swaps and Index Swaps: Interest rate swaps involve the exchange by an Underlying GE Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by an Underlying GE Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by an Underlying GE Fund with another party of their respective rights to return on or increase in value of a basket of securities. Since swaps are individually negotiated, an Underlying GE Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions entered into for hedging purposes. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of an Underlying GE Fund would be less favorable than it would have been if swaps were not used.

Lending Portfolio Securities: Each Underlying GE Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks. These loans, if and when made, may not exceed 30% of a fund’s assets taken at value. The Underlying GE Funds will retain the right to all interest and dividends payable with respect to the loaned securities. If an Underlying GE Fund lends its portfolio securities it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. The fund’s loans of securities will be collateralized by cash, letters of credit or Government Securities. Cash or instruments collateralizing a fund’s loans of securities are segregated and maintained at all times with GE Funds’ custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, an Underlying GE Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral.

If an Underlying GE Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Underlying GE Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Underlying GE Fund must be able to terminate the loan at any time; (iv) the Underlying GE Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (v) the Underlying GE Fund may pay only reasonable custodian fees in connection with the loan. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s dividend received by individuals may be taxed at the rates generally applicable to long-term capital gains. See “TAXES.” When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Underlying GE Funds and where it is feasible to recall the securities on a timely basis, GE Asset Management may use its reasonable efforts to recall the loaned securities. GE Asset Management disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, an Underlying GE Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Underlying GE Fund and is acting as a “finder.”

Mortgage Dollar Rolls: Certain Underlying GE Funds may, with respect to up to 33  1/3% of their total assets, enter into mortgage “dollar rolls” in which the Underlying GE Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Underlying GE Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying GE Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Underlying GE Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Underlying GE Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the portfolio manager’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Underlying GE Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and the other involving a sale. The Underlying GE Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Mortgage Related Securities: Certain Underlying GE Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government sponsored corporations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Underlying GE Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities in these Underlying GE Funds. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of these Underlying GE Funds. Because prepayments of principal generally occur when interest rates are declining, a Underlying GE Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Underlying GE Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Adjustable rate mortgage related securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing certain Underlying GE Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Underlying GE Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Underlying GE Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Underlying GE Funds’ net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Underlying GE Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized mortgage related securities (“CMOs”) are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which these Underlying GE Funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Further, if an Underlying GE Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Underlying GE Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Underlying GE Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the portfolio manager, each of these Underlying GE Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

Municipal Leases: Included among Municipal Obligations in which an Underlying GE Fund may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities (“Municipal Leases”) to obtain funds to acquire a wide variety of equipment and facilities.

Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality’s agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

Municipal Leases that an Underlying GE Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the portfolio manager deems to be comparable in quality to rated issues in which an Underlying GE Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the portfolio manager to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the portfolio manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal Leases held by an Underlying GE Fund may be considered illiquid and therefore subject to an Underlying GE Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Municipal Lease. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

Municipal Obligations: The term “Municipal Obligations” as used herein means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for regular Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain Underlying GE Funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular federal income tax purposes in the opinion of bond counsel to the issuer.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Underlying GE Funds nor the portfolio manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities. Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Underlying GE Funds nor the portfolio manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a fund. In addition, neither the Underlying GE Funds nor the portfolio manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. GE Asset Management monitors legislative developments and considers whether changes in the objective or policies of an Underlying GE Fund need to be made in response to those developments. If legislation were enacted that would treat a type of Municipal Obligation as taxable for Federal income tax purposes, the Underlying GE Funds would treat the security as a permissible taxable money market instrument for the Underlying GE Fund within the applicable limits set forth in its current prospectus.

Municipal Obligation Components: Certain Underlying GE Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. An Underlying GE Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and decrease as the Auction Component’s rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Options on Foreign Currencies: Certain Underlying GE Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by a fund. An Underlying GE Fund with such option writing authority may write only covered options. No Underlying GE Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by an Underlying GE Fund are traded on U.S. or foreign exchanges or in the OTC market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting an Underlying GE Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; an Underlying GE Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a fund’s position, the Underlying GE Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by the SEC or the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

Over-the-Counter (“OTC”) Options: Certain Underlying GE Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If an Underlying GE Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the fund, the Underlying GE Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, an Underlying GE Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer that issued it. Similarly, when an Underlying GE Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Underlying GE Fund originally wrote the option. Although the Underlying GE Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Underlying GE Funds, there can be no assurance that an Underlying GE Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a fund. Until a fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Underlying GE Fund may be unable to liquidate a dealer option.

Participation Interests: Certain Underlying GE Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Underlying GE Fund an undivided interest in the Municipal Obligation in the proportion that the fund’s participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the fund’s Board of Trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. An Underlying GE Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the fund’s participation interest in the Municipal Obligation, plus accrued interest. GE Funds intends that an Underlying GE Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. An Underlying GE Fund will invest no more than 5% of the value of its total assets in participation interests.

Purchasing Put and Call Options on Securities: Each Underlying GE Fund may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. An Underlying GE Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, an Underlying GE Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. An Underlying GE Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by an Underlying GE Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. An Underlying GE Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by an Underlying GE Fund in closing sale transactions, which are sales by the fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a fund. In addition, the premiums paid by an Underlying GE Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the fund’s net assets.

Ratings as Investment Criteria: The ratings of NRSROs such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of an Underlying GE Fund, the portfolio manager also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Although neither event will require the sale of the securities by a fund, the portfolio manager will consider the event in its determination of whether the Underlying GE Fund should continue to hold the securities. To the extent that a NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Underlying GE Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Repurchase Agreements and Reverse Repurchase Agreements: Each Underlying GE Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Underlying GE Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, an Underlying GE Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Underlying GE Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the securities underlying a repurchase agreement of an Underlying GE Fund are monitored on an ongoing basis by GE Asset Management to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. GE Asset Management also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which an Underlying GE Fund enters into repurchase agreements.

Certain Underlying GE Funds may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a fund, involves a sale by the Underlying GE Fund of securities that it holds concurrently with an agreement by the Underlying GE Fund to repurchase the same securities at an agreed upon price and date. An Underlying GE Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the fund’s securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a fund’s obligations with respect to reverse repurchase agreements are segregated and maintained with GE Funds’ custodian or a designated sub-custodian.

An Underlying GE Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligation and the fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The fund will, in particular, be subject to the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to asset its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the fund’s obligation to repurchase the securities.

Restricted and Other Illiquid Investments: Each Underlying GE Fund may invest up to 10% of its assets in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction. Rule 144A securities that have been determined to be liquid by the GE Funds’ Board of Trustees based upon the trading markets for the securities. In addition, each fund may invest up to 15% of its assets in “illiquid investments.” Illiquid investments are securities that cannot be disposed of by an Underlying GE Fund within seven days in the ordinary course of business at approximately the amount at which the Underlying GE Fund has valued the securities. Illiquid investments that are held by an Underlying GE Fund may take the form of options traded over-the-counter, repurchase agreements maturing in more than seven days, certain mortgage related securities and securities subject to restrictions on resale that GE Asset Management has determined are not liquid under guidelines established by the Board.

Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. Investments in illiquid investments are subject to the risk that should the Fund desire to sell any of those securities when a ready buyer is not available at a price that GE Asset Management deems representative of their value, the value of the fund’s net assets could be adversely affected.

Rule 144A Securities: Each of the Underlying GE Funds may purchase Rule 144A securities. Certain Rule 144A securities may be considered illiquid and therefore subject to a fund’s limitation on the purchase of illiquid investments, unless the GE Funds’ Board of Trustees determines on an ongoing basis that an adequate trading market exists for the Rule 144A securities. A fund’s purchase of Rule 144A securities could have the effect of increasing the level of illiquidity in the Underlying GE Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the fund. The GE Funds’ Board of Trustees has established standards and procedures for determining the liquidity of a Rule 144A security and monitors GE Asset Management’s implementation of the standards and procedures.

Securities Index Options: In seeking to hedge all or a portion of its investments, each Underlying GE Fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the fund’s portfolio. The Underlying GE Funds may write only covered options. An Underlying GE Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index option written by an Underlying GE Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. An Underlying GE Fund may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether an Underlying GE Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by an Underlying GE Fund of options on securities indices is subject to the portfolio manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of an Underlying GE Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although an Underlying GE Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that an Underlying GE Fund engage in such a transaction.

Securities of Other Investment Companies: Each Underlying GE Fund, other than the GE Money Market Fund, may invest in other investment companies that invest principally in securities in which the Underlying GE Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent an Underlying GE Fund invests in other investment companies, the Underlying GE Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will reimburse each underlying GE Fund for the management fees each Underlying GE Fund pays on the cash balances invested in the GE Money Market Fund, if any.

Short Sales Against the Box: Certain Underlying GE Funds may sell securities “short against the box.” Whereas a short sale is the sale of a security an Underlying GE Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Underlying GE Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

Smaller Capitalization Companies: Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Structured and Indexed Securities: Certain Underlying GE Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators (“reference instruments”). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security’s issuer, the Underlying GE Funds will bear the market risk of the reference instrument.

Supranational Agencies. Each Underlying GE Fund may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a multi-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

Temporary Defensive Positions: During periods when the portfolio manager believes there are unstable market, economic, political or currency conditions domestically or abroad, the porfolio manager may assume, on behalf of a fund, a temporary defensive posture and (i) without limitation hold cash and cash equivalents and/or invest in money market instruments, or (ii) restrict the securities markets in which the fund’s assets will be invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the fund’s investment objective and policies. Under normal circumstances, each Underlying GE Fund may invest a portion of its total assets in cash and cash equivalents and/or money market instruments for cash management purposes, pending investment in accordance with the fund’s investment objective and policies, to meet redemptions and to meet operating expenses. An Underlying GE Fund may also hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of an Underlying GE Fund has been approved by the GE Funds’ Board of Trustees and therefore investments in accordance with the Underlying GE Fund’s investment objective and policies would no longer be appropriate. To the extent that a fund holds cash and cash equivalents and/or invests in money market instruments, it may not achieve its investment objective.

Warrants: Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by an Underlying GE Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of the fund’s net assets. Warrants acquired by an Underlying GE Fund in units or attached to securities may be deemed to be without value.

World Equity Benchmark Shares (WEBS) and Other Index-Related Securities: Certain Underlying GE Funds may invest in shares in exchange traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as iShares or Standard & Poor’s Depositary Receipts (“SPDRs”). These securities are considered to be investment companies for purposes of the Underlying GE Funds investment limitations.

When-Issued and Delayed-Delivery Securities: To secure prices or yields deemed advantageous at a particular time, each Underlying GE Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Underlying GE Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by an Underlying GE Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each fund’s when-issued or delayed-delivery purchase commitments will be segregated with GE Funds’ custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose an Underlying GE Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a fund’s net asset value.

When an Underlying GE Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Underlying GE Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Zero Coupon Obligations: Certain Underlying GE Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Underlying GE Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for Federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Underlying GE Fund otherwise would not have done so. To the extent these Underlying GE Funds are required to liquidate thinly traded securities, the Underlying GE Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Underlying GE Funds to pay distributions, each of those Underlying GE Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

Portfolio Holdings

The Funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the Funds’ portfolio holdings is in the best interest of the Funds’ shareholders in the manner described below. GEAM and the Board may amend these policies and procedures at any time without prior notice.

Various non-Fund advisory clients of GEAM may hold securities substantially similar to those securities held by the Funds. Although GEAM has also adopted policies and procedures regarding the selective disclosure of the contents of those other portfolios, those policies and procedures contain different procedures and limitations than the policies and procedures that apply to the disclosure of the Funds’ portfolio holdings.

The Funds’ portfolio holdings are made public, as required by law, in the Funds’ annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the Funds’ portfolio holdings as of fiscal quarter end are reported to the SEC, and posted to the Funds’ website, within 60 days after the end of the Funds’ first and third fiscal quarters so that they are available to any interested person.

The following information is also available on the Funds’ website (http://www.geam.com) or by calling 1-800-242-0134:

1. A complete listing of each Funds’ portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) will be available to any interested person as of each month-end, at least 30 days following the month-end;

2. Top ten portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) for all Funds will be available to any interested person as of each month-end, at least 15 days after the month-end; and

3. Characteristics of securities (such as number of shares, principal amount of bonds, percentage of portfolio, sector, country, regional, quality and duration breakdowns, depending on the type of account) held in any of the Funds based on a Fund’s entire portfolio (or a portion thereof) will be available to any interested person as of each month-end, at least 15 days after the month-end on the Funds’ website.

This information will be available on the Funds’ website until updated for the next appropriate period. This information may be disclosed to any person no earlier than one day after it has been posted to the website.

The Funds and GEAM reserve the right to make the Funds’ portfolio holdings and related information available on the Funds’ website earlier or later than permitted above if it is determined prior to such disclosure that (1) there is a legitimate business purpose to do so (as described below in the paragraphs related to selective disclosures of Fund portfolio holdings information); (2) any actual or potential conflicts of interest between the Funds and their affiliates are reviewed and considered; and (3) the timing of such disclosure is not expected to result in harm to the Funds. Prior to such disclosure being released and made available to the public on the Funds’ website, the following condition must be met:

Any Senior Vice President or Vice President of GEAM’s Legal Department or GEAM’s General Counsel; (b) any Manager of GEAM’s Compliance Department; and (c) the Chief Investment Officer (or other individual in a senior management position) of the applicable Fund, (i) must be informed of each arrangement involving the proposed disclosure of the Funds’ portfolio holdings information in a timeframe different from the standard timeframe, (ii) must analyze it to determine potential and actual conflicts of interests in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence.

Selective (i.e. non-public) disclosures of portfolio holdings information relating to the Funds, even if subject to the conditions specified in the portfolio holdings policies and procedures, should be done only where legitimate business purposes of the Fund are served and the potential and actual conflicts of interest between the Fund and their affiliates are reviewed and considered.

Selective disclosures could be considered to serve the legitimate business purposes of the Funds, if: (1) done to further the interests of the Funds or (2) the disclosure is not expected to result in harm to the Funds (such harm could occur by permitting third parties to trade ahead of, or front run, the Funds or to effect trades in shares of the Funds with portfolio holdings information that other current or potential investors do not have). For example, certain vendors of GEAM or the Funds provide services that are essential in the operations of the Funds, or assist GEAM in providing services to the Funds or in conducting its investment management business activities in general. In order to properly perform these services, these vendors typically need to obtain Fund portfolio holdings information on a very frequent and timely basis, often on the same day it is derived. In addition, certain institutional Fund clients (and their representatives) may require us to provide them with more timely portfolio holdings information for their review, in fulfillment of their fiduciary obligations.

Potential and actual conflicts of interest between the Funds and their affiliates must also be reviewed and considered. For example, there may be situations where the selective disclosure of Fund portfolio holdings information facilitates portfolio management activities or the potential growth of the Funds, which could legitimately serve the common interests of both the Funds and GEAM or its affiliates. However, such selective disclosures should not be made for the benefit of GEAM or its affiliates, such as the receipt of compensation for the disclosure of those portfolio holdings, without also considering whether the disclosure would be in the interests of the Funds or, at a minimum, result in no harm to the Funds.

The following conditions must be met in order to disclose Fund portfolio holdings information before it is released and made available to the public:

(1) Any Senior Vice President or Vice President of GEAM’s Legal department or GEAM’s General Counsel; (2) any Manager of GEAM’s Compliance department; and (3) the Chief Investment Officer, or other individual in a senior management position of the applicable Fund, (i) must be informed of each arrangement involving selective disclosure of Fund portfolio holdings information, (ii) must analyze it to determine potential and actual conflicts of interest in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence; and

(2) Depending on the type of recipient, the recipient of the information must agree in writing to maintain the confidentiality of the information provided (or the recipient must be subject to professional or ethical obligations not to disclose or improperly use the information, such as would apply to independent public accounting firms and legal counsel), and not to trade on the basis of the information provided in any account over which it has influence or control, until the public release of the information. With respect to mutual fund investors (and their representatives), the disclosure is limited to month-ending date information that is provided at least 15 days following the month-end; and

(3) GEAM’s CIMs department must maintain a list of all entities that receive selective disclosure of portfolio holdings and the reason for such disclosure.

Other entities not subject to the conditions described above also may be provided portfolio holdings information on a daily basis without any delay in transmission if they are subject to professional or ethical obligations not to disclose or improperly use the information (e.g., independent public accounting firms and legal counsel).

Various broker-dealers or futures commission merchants not subject to the conditions described above also may be provided portfolio holdings information daily without any delay in transmission in connection with the purchase or sale of securities, requests for price quotations on securities or bids on securities.

A custodian not subject to the conditions described above also may be provided portfolio holdings information daily without any delay in transmission in connection with the provision of custodial services to the mutual fund.

As of the date of this SAI, the Fund provides its portfolio holdings to the following entities as of a date more frequent than month-end and/or prior to the time lag period (i.e., 30 days or 15 days) set forth above:

•	Custodian (sub-custodians) and accounting agent;

•	Securities lending agent(s);

•	Proxy voting agent(s);

•	Transfer agent (in the event of a redemption or purchase in-kind);

•	Sub-adviser(s);

•	A GE affiliated provider of certain administrative functions;

•	Legal counsel to the Funds, GEAM or non-interested Trustees of the Funds;

•	Auditor(s);

•	Financial printer(s);

•	Provider(s) of attribution and/or portfolio analysis, including:

•	FactSet Research Systems, Inc.

•	Richards & Tierney, Inc.

•	Rating agencies;

•

Other recipients could include various stock markets and exchanges, regulatory authorities and, to a more limited extent, the issuers of securities held by the Funds with respect to only the securities of the particular issuer.

Neither the Funds nor GEAM receive separate compensation with respect to the selective disclosure of portfolio holdings from any recipient of such information.

The Funds will make reasonable efforts to work with the entities listed above to obtain written acknowledgements and to implement the conditions described above. GEAM’s compliance department will analyze no less frequently than annually the shareholder records of the Fund in an effort to determine whether any Fund client or critical vendor violated the no trading ban that is in effect until the public release of the portfolio holdings information. GEAM’s compliance department will review the findings of the analysis with GEAM’s legal department. However, such a monitoring effort is not likely to detect every misuse of that information, particularly if concealed in some fashion. Certain employees of GEAM and GE Investment Distributors, Inc. (“GEID”) may also have access to that non-public portfolio information, but those employees will normally be subject to a code of ethics and other policies and procedures intended to prevent misconduct.

There can be no assurance that the Funds’ policies and procedures on disclosure of portfolio holdings will protect the Funds from misuse of such information by individuals or entities that come into possession of the information.

INVESTMENT RESTRICTIONS OF THE FUNDS

The following policies and limitations supplement those described in the Prospectuses and this SAI. Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Investment restrictions numbered 1 through 7 below have been adopted by the Trust as fundamental policies and limitations of the Funds. Investment restrictions 8 through 12 are non-fundamental policies or limitations and may be changed by a vote of the Trust’s Board of Trustees at any time.

Fundamental Policies and Limitations

1.

No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33- 1/3% of the value of the fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of a fund's total assets are outstanding, the fund will not make any additional investments.

2.	No Fund may lend its assets or money to other persons, except through (i) purchasing debt obligations, (ii) lending portfolio securities in an amount not to exceed 30% of the fund’s assets taken at market value, and (iii) entering into repurchase agreements.

3.	No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

4.	No Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages or (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages.

5.	No Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

6.	No Fund may purchase securities on margin, except that a fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities.

7.	No Fund may invest in commodities, except that each Fund may engage in transactions involving futures and options on futures, and forward contracts.

Non-fundamental Policies and Limitations

8.	No Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that each Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

9.	No Fund may purchase securities of other investment companies, except (a) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; (b) as permitted by an exemptive order issued by the SEC (Investment Company Release No. IC-22207, September 10, 1996) (the "Exemptive Order"); and (c) as otherwise permitted under the 1940 Act.

10.	No Fund may invest in a company for the purpose of exercising control or management.

11.	No Fund may purchase illiquid investments if more than 15% of the total assets of the Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

12.	No Fund may purchase restricted securities if more than 10% of the total assets of the fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities") that have been determined to be liquid by the Trust's Board of Trustees based upon the trading markets for the securities.

Notes to Policies and Limitations

Notwithstanding the foregoing investment restrictions, the Underlying GE Funds in which the Funds invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a Fund to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above.

Because of their investment objectives and policies, each Fund will concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Funds' investment programs set forth in the Prospectuses, each Fund may invest more than 25% of its assets in certain Underlying GE Funds. However, each of the Underlying GE Funds in which each Fund will invest will not concentrate more than 25% of its total assets in any one industry.

INVESTMENT RESTRICTIONS OF THE UNDERLYING GE FUNDS

The following policies and limitations supplement those described in the Prospectuses and this SAI, and in the current prospectus and statement of additional information for the GE Funds. Each Underlying GE Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the fund. Investment restrictions numbered 1 through 10 below have been adopted by GE Funds as fundamental policies and limitations of the funds. Investment restrictions 11 through 17 are non-fundamental policies or limitations and may be changed by a vote of the Board of Trustees at any time.

Fundamental Policies and Limitations

1.

No Fund may borrow money, except that the Small-Cap Growth Fund, Small-Cap Fund, Value Equity Fund, Government Securities Fund, and Money Market Fund, may enter into reverse repurchase agreements, and except that each Underlying GE Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33- 1/3% of the value of the Underlying GE Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of an Underlying GE Fund's total assets are outstanding, including reverse repurchase agreements, the Underlying GE Fund will not make any additional investments.

2.	No Underlying GE Fund may lend its assets or money to other persons, except through (i) purchasing debt obligations, (ii) lending portfolio securities in an amount not to exceed 30% of the Underlying GE Fund's assets taken at market value, (iii) entering into repurchase agreements (iv) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (v) entering into variable rate demand notes.

3.	No Underlying GE Fund may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Underlying GE Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Underlying GE Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4.	No Underlying GE Fund may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (i) this limitation is not applicable to an Underlying GE Fund's investments in Government Securities and (ii) up to 25% of the value of the assets of an Underlying GE Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5.	No Underlying GE Fund may invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (i) the government of any one country other than the United States, but not the U.S. Government and (ii) all supranational organizations.

6.	No Underlying GE Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Underlying GE Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Underlying GE Fund may acquire securities under circumstances in which, if the securities were sold, the Underlying GE Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

7.	No Underlying GE Fund may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that an Underlying GE Fund may (i) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (ii) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (iii) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (iv) acquire real estate or interests in real estate securing an issuer’s obligations, in the event of a default by that issuer.

8.	No Underlying GE Fund may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Underlying GE Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.	No Underlying GE Fund may purchase securities on margin, except that an Underlying GE Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by an Underlying GE Fund.

10.	No Underlying GE Fund may invest in commodities, except that each Underlying GE Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forwards, futures and options contracts) as described in GE Funds' current prospectus and statement of additional information.

Non-fundamental Policies and Limitations

11.	No Underlying GE Fund may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that each Underlying GE Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

12.	No Underlying GE Fund may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

13.	No Underlying GE Fund may invest in companies for the purpose of exercising control or management.

14.	No Underlying GE Fund may purchase warrants (other than warrants acquired by the Underlying GE Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Underlying GE Fund's net assets. For purposes of this restriction, warrants acquired by a fund in units or attached to securities may be deemed to be without value.

15.	No Underlying GE Fund may purchase illiquid investments if more than 15% of the total assets of the Underlying GE Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by an Underlying GE Fund within seven days in the ordinary course of business at approximately the amount at which the Underlying GE Fund has valued the securities.

16.	No Underlying GE Fund may purchase restricted securities if more than 10% of the total assets of the Underlying GE Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act (“Rule 144A securities”) that have been determined to be liquid by GE Funds' Board of Trustees based upon the trading markets for the securities.

17.	No Underlying GE Fund may issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

18.	Each of the Underlying GE Funds, invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the types of investments implied by its name. Each of the Underlying GE Funds will provide shareholders at least 60 days’ prior notice before changing this non-fundamental policy.

Notes to Policies and Limitations

With respect to investment restriction No. 12, investments by the Underlying GE Funds in the Investment Fund are not considered an investment in another investment company for purposes of this restriction.

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of this restriction. For purposes of investment restriction No. 5, GE Funds may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, GE Funds may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, GE Funds may select its own industry classifications, provided such classifications are reasonable.

PORTFOLIO TRANSACTIONS AND TURNOVER

Portfolio Transactions

Decisions to buy and sell securities for each Fund and each Underlying GE Fund are made by the portfolio manager, subject to review by the Trust's and GE Funds' Board of Trustees, respectively.

Transactions on domestic stock exchanges and some foreign exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Generally, no stated commissions are applicable to securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters include an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. Government Securities generally will be purchased on behalf of a fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these procedures, in selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager seeks the most favorable terms available under the circumstances (“best execution”). In assessing the overall terms available when seeking best execution for any transaction, the portfolio manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute securities transactions on behalf of the Fund or an Underlying GE Fund, the portfolio manager does not take into account a broker or dealer’s promotional or sales efforts on behalf of a Fund or an Underlying GE Fund.

In addition, the investment advisory agreement between the Trust and GE Asset Management relating to each Fund authorizes GE Asset Management, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which GE Asset Management or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund's receiving brokerage and research services. In addition, subject to the overall policy of best execution, the investment manager may consider sales of Fund shares in selecting brokers or dealers to execute securities transactions on behalf of a Fund. The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or GE Asset Management is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

GE Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the fund's experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by GE Money Market Fund will not result in the fund's paying high brokerage commissions.

None of the GE Strategy Funds made payments to broker-dealers for execution of portfolio transactions during the fiscal years ended September 30, 2007, September 30, 2006 or September 30, 2005. None of the GE Allocation Funds made payments to broker-dealers for execution of portfolio transactions during their fiscal years ended September 30, 2007, September 30, 2006 or September 30, 2005.

Portfolio Turnover

Each Fund may purchase or sell portfolio securities to: (i) accommodate purchases and sales of its shares, (ii) change the percentages of its assets invested in each of the Underlying GE Funds in response to market conditions, and (iii) maintain or modify the allocation of its assets among the Underlying GE Funds within the specified asset allocation ranges for that Fund. The actual portfolio turnover rates for the Funds were:

Fund	Period Ended 9/30/08	Period Ended 9/30/07
GE Conservative Strategy Fund	28%	40%
GE Moderate Strategy Fund	27%	16%
GE Aggressive Strategy Fund	19%	18%
GE Conservative Allocation Fund	45%	15%
GE Moderate Allocation Fund	40%	15%
GE Aggressive Allocation Fund	24%	4%

The actual portfolio turnover rates for the Underlying GE Funds were:

	Period Ended 9/30/08	Period Ended 9/30/07
GE U.S. Equity Fund	55%	53%
GE Small-Cap Equity Fund	60%	37%
GE International Equity Fund	39%	38%
GE Fixed Income Fund	467%	385%

With regard to the Funds, higher turnover rates (in excess of 100%) may result in higher transaction expenses being incurred by the Funds and shareholders in those Funds indirectly bearing their proportionate share of those expenses. Similarly, with regard to the Underlying GE Funds, higher turnover rates (in excess of 100%) may result in higher transaction expenses being incurred by the funds and shareholders (including the Funds) in those funds indirectly bearing their proportionate share of those expenses. Such transaction expenses may include brokerage and acquisition costs. Higher portfolio turnover rates also may cause shareholders to incur increased taxes on their investments. Variations in portfolio turnover rate may be due to fluctuations in shareholder purchase, exchange and redemption transactions or market conditions, or the Investment Manager’s outlook.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Board oversees the business affairs of the Trust. The Board approves all significant agreements between the Trust and the persons and companies that furnish services to the Funds, including agreements with the Funds’ investment adviser and administrator, distributor, custodian and transfer agent. The day-to-day operations of the Funds have been delegated to GE Asset Management.

The name, address, positions held, principal occupation during the past five years, number of portfolios in fund complex overseen and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are shown below. The business address of each Trustee and executive officer who is an “interested person” is 3001 Summer Street, Stamford, Connecticut 06905.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael J. Cosgrove 59	Chairman of the Board and President	Until successor is elected and qualified –11 years	President and Chief Executive Officer – Mutual Funds & Intermediary Business at GEAM since March 2007; Executive Vice President of GEAM from February 1997 to March 2007; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988	48	Chairman of the Board and President of GE Funds since 1993, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University since 2003; Trustee of Elfun Foundation; Treasurer of GE Foundation; Director, GE Asset Management (Ireland), Limited since February 1999; GE Asset Management plc., GE Asset Management Canada Company, GE Asset Management Limited and GE Volunteers.

Matthew J. Simpson 47	Trustee and Executive Vice President	Until successor is elected and qualified –one year	Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007.	48	Trustee and Executive Vice President of GE Funds and GE Institutional Funds since July 2007. Director of GE Investments Funds, Inc. since July 2007; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Scott Rhodes 49	Treasurer	Until successor is elected and qualified – 3 years	GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Funds, GE Institutional Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller – Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.	N/A	N/A

Jeanne M. LaPorta 43	Vice President & Assistant Secretary	Until successor is elected and qualified – 4 years	Senior Vice President and Deputy General Counsel at GEAM since October 2007; Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GE Asset Management from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.	N/A	N/A

NON-INTERESTED TRUSTEES

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John R. Costantino c/o GEAM 3001 Summer St. Stamford, CT 06905 62	Trustee	Until successor is elected and qualified – 11 years	General Partner, NGN Capital LLC since 2006, Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.	40	Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee Fordham University since 2002.

William J. Lucas c/o GEAM 3001 Summer St. Stamford, CT 06905 61	Trustee	Until successor is elected and qualified – 11 years	Vice President and Treasurer of Fairfield University since 1983.	40	Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

Robert P. Quinn c/o GEAM 3001 Summer St. Stamford, CT 06905 72	Trustee	Until successor is elected and qualified – 11 years	Retired since 1983 from Salomon Brothers Inc.	40	Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

Each of Michael J. Cosgrove, Matthew J. Simpson, Scott Rhodes and Jeanne M. LaPorta are deemed “interested persons” by virtue of their status as directors, officers or employees of GE Asset Management, GEID and/or GE.

The non-interested trustees are members of the Fund’s Audit Committee and Governance Committee. The Audit Committee evaluates and selects the Fund’s independent auditors. The Audit Committee meets with the Fund’s independent auditors to review the scope and cost of the Fund’s audit and reviews the report, addresses any issues with the independent auditors, approves all significant services to be performed by the independent auditors and to consider the possible effect of such services on their independence. During the past fiscal year, the Audit Committee held two meetings.

The Governance Committee selects and nominates person(s) for election or appointment as trustees including independent trustees and trustees who are interested persons of the Trust, reviews the compensation payable to the independent trustees and makes recommendations to the Board with respect thereto, reviews and evaluates the functioning of the Board and the various committees of the Board and makes recommendations with respect thereto, selects independent counsel to the independent trustees and consults with independent counsel so that it may be apprised of regulatory developments affecting governance issues. The Governance Committee shall review nominees recommended to the Board by shareholders and shall evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. During the past fiscal year, the Governance Committee did not meet.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustee in the GE Family of Funds as of December 31, 2008:

Name of Trustee	Dollar Range of Equity Securities in GE LifeStyle Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Michael J. Cosgrove	$ - 0 -	$10,001 - $50,000
Matthew J. Simpson	$ - 0 -	Over $100,000
John R. Costantino	$ - 0 -	$10,001 - $50,000
William J. Lucas	$ - 0 -	Over $100,000
Robert P. Quinn	$ - 0 -	$10,001 - $50,000

The following table lists for each non-interested Trustee and his immediate family members as of December 31, 2008, each class of securities owned beneficially or of record in GE Asset Management and GEID or any entity directly or indirectly, controlling, controlled by, or under common control with GE Asset Management or GEID, including the General Electric Company.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
John R. Costantino		None
William J. Lucas		None
Robert P. Quinn		None

No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a Trustee or officer of the Trust. Each Trustee of the Trust who is not a director, officer or employee of GE Asset Management, GEID, GE, or any affiliate of those companies, receives an annual fee of $80,000 for services as Trustee. In addition to the annual fee listed above, Mr. Costantino, as lead director, receives $20,000 per annum, Mr. Lucas, as chairperson of the Audit Committee, receives $10,000 per annum, and Mr. Quinn, as lead independent Trustee of GEAM’s fair valuation committee, receives $10,000 per annum.

Effective January 1, 2009, each Trustee of the Trust who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, will receive an annual fee of $100,000 for services as Trustee. In addition to this annual fee, Mr. Costantino, as lead director, receives $20,000 per annum, Mr. Lucas, as chairperson of the Audit Committee, receives $10,000 per annum, and Mr. Quinn, as lead independent Trustee of GEAM’s fair valuation committee, receives $10,000 per annum.

Trustees’ Compensation

(for the fiscal year ended September 30, 2008)

Name of Trustee	Total Compensation From the Trust	Total Compensation from Investment Companies Managed by GEAM
Michael J. Cosgrove	None	None+

Alan M. Lewis	None	None+

John R. Costantino	$433	$100,000++

William J. Lucas	$390	$90,000++

Robert P. Quinn	$390	$90,000++

+	As of September 30, 2008, Mr. Cosgrove and Mr. Simpson served as Trustee or Director of twelve investment companies advised by GE Asset Management. They are considered to be interested persons of each investment company advised by GE Asset Management, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as Trustees thereof without compensation.
++	As of September 30, 2008, Messrs. Costantino, Lucas and Quinn served as Trustees or Directors of four investment companies advised by GE Asset Management and the compensation is for their services as Trustees or Directors of these companies.

Investment Adviser and Administrator

GE Asset Management Incorporated serves as the Trust’s investment adviser and administrator. GE Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is located at 3001 Summer Street, Stamford, Connecticut 06905. GE Asset Management, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of the General Electric Company (“GE”). GE is a diversified technology, media and financial services company with products and services ranging from aircraft engines, power generation, water processing and security technology to medical imaging, business and consumer financing, media content and advanced materials. GE serves customers in more than 100 countries and employs more than 300,000 people worldwide . GE Asset Management currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GE Asset Management provide investment advisory services with respect to GE’s pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE’s 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S Program Mutual Fund and the GE S&S Income Fund. The investment professionals at GE Asset

Management and its predecessors have managed GE’s pension assets since 1928. As of December 31, 2008, GE’s investment advisory firms had approximately $106 billion of assets under management, of which approximately $19 billion was invested in mutual funds.

Personnel of each of the Funds, GE Asset Management, and GEID, are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act (and also pursuant to Rule 204A-1 under the Advisers Act with respect to GE Asset Management), which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held by a Fund, if they follow procedures outlined in the code.

The Underlying GE Funds had a contractual arrangement (the “Expense Limitation Agreement”) with GE Asset Management to limit other expenses for the Underlying GE Funds on an annualized basis through January 29, 2009. Under the Expense Limitation Agreement, GE Asset Management has agreed to assume certain other operating expenses of the Underlying GE Funds net fund operating expenses at or below predetermined levels. Expenses borne by GE Asset Management relating to the Underlying GE Funds may be reimbursed by the Underlying GE Funds up to three years from the date the expense was incurred provided, however, that no reimbursement payment is to be made if it would cause an Underlying GE Fund to exceed its expense limits. Such Expense Limitation Agreement with respect to the Underlying GE Funds in which the Funds invests was not renewed by GE Asset Management and the Board of Trustees of the Underlying GE Funds, following the expiration of its one-year term on January 29, 2009. For the fiscal year ended September 30, 2008, the following reimbursement amounts were made to the Underlying GE Funds:

Underlying GE Fund	Reimbursement
GE Small-Cap Fund	$4,779

GE Asset Management bears all expenses in connection with the performance of its services as each Fund's investment adviser and administrator. The investment advisory and administration fee for each Fund is calculated at the annual rate of 0.20% of the Fund's average daily net assets.

	For the fiscal years ended September 30, 2008	For the fiscal years ended September 30, 2007	For the fiscal years ended September 30, 2006
GE Conservative Strategy Fund	$6,799	$6,557	$6,062

GE Moderate Strategy Fund	$37,731	$38,686	$36,246

GE Aggressive Strategy Fund	$17,946	$19,458	$16,990

	For the fiscal years ended September 30, 2008	For the fiscal years ended September 30, 2007	For the fiscal years ended September 30, 2006
GE Conservative Allocation Fund	$5,233	$4,223	$3,279

GE Moderate Allocation Fund	$15,151	$16,225	$16,641

GE Aggressive Allocation Fund	$21,887	$22,952	$19,534

With respect to each Fund, pursuant to the agreement governing the investment advisory and administration services provided by GE Asset Management, out of its investment advisory and administration fee, GE Asset Management bears all expenses of the Funds other than those costs specifically borne by the Funds. Costs borne by GE Asset Management include: (i) custodial fees, (ii) legal and accounting fees, (iii) printing costs and registration fees, (iv) regulatory compliance and filing costs, (v) costs of shareholders' reports and shareholder meetings and meetings of the officers or Board of Trustees; and (vi) other costs not specifically borne by the GE Strategy Funds. Costs specifically borne by the Funds are: (i) advisory and administration fees, (ii) brokerage fees and commissions, (iii) interest, (iv) fees and expenses of the Trustees who are not affiliated with GE Asset Management or its affiliates (including counsel fees), (v) taxes payable by the Trust, (vi) transfer agency costs (some of which may be borne by the Underlying GE Funds as sub-transfer agency expenses of those funds), and (vii) any extraordinary expenses.

In addition, each Fund, as a shareholder in the Underlying GE Funds, will indirectly bear its proportionate share of any investment advisory and administration fees and other expenses paid by the Underlying GE Funds.

PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED

The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectus who are primarily responsible for the asset allocations of each Fund, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject Fund) and the corresponding total assets managed in such investment companies, (iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of each Fund’s securities owned by each such Fund’s portfolio manager, if any. All information is provided as of September 30, 2008.

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
GE Conservative Allocation Fund

Judith A. Studer	0 Other Accounts with $ - 0 - in total assets managed.	0 Pooled Investment Vehicles with $ - 0 -in total assets managed.	2 Other Accounts with $105,400,000 in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
GE Moderate Allocation Fund

Judith A. Studer	0 Other Accounts with $ - 0- in total assets managed.	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	2 Other Accounts with $105,400,000 in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
GE Aggressive Allocation Fund

Judith A. Studer	0 Other Accounts with $ - 0 - in total assets managed.	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	2 Other Accounts with $105,400,000 in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
GE Conservative Strategy Fund

Judith A. Studer	0 Other Accounts with $ - 0 - in total assets managed.	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	2 Other Accounts with $105,400,000 in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
GE Moderate Strategy Fund

Judith A. Studer	0 Other Accounts with $ - 0- in total assets managed.	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	2 Other Accounts with $105,400,000 in total assets managed.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
GE Aggressive Strategy Fund

Judith A. Studer	0 Other Accounts with $ - 0 - in total assets managed.	0 Pooled Investment Vehicles with $ - 0 - in total assets managed.	2 Other Accounts with $105,400,000 in total assets managed.[1]	None

1	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

Portfolio Managers – Potential Conflicts of Interest

At GEAM, portfolio managers for the Underlying GE Funds may manage multiple registered investment companies, unregistered investment pools and/or investment accounts, which could raise potential conflicts of interest in the areas described below. GEAM has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.

Compensation. The compensation paid to GEAM for managing the Underlying GE Funds is based only on a percentage of assets under management. Although a small number of client accounts pay GEAM a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by GEAM on particular accounts.

Research. Execution and research services provided by brokers may not always be utilized in connection with the Underlying GE Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. GEAM allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to its clients.

IPO Allocation. If a portfolio manager identifies an initial public offering that may be suitable for more than one Underlying GE Fund or other client account, the Underlying GE Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM has adopted procedures to ensure that it allocates shares of initial public offerings to the Funds it advises and other client accounts in a manner in which it believes is fair and equitable and consistent with its fiduciary obligations to its clients.

Trade Allocation. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Underlying GE Fund or other client account,

the Underlying GE Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM aggregates orders of the Underlying GE Funds it advises with orders from its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with GEAM’s fiduciary obligations to its clients.

Portfolio Managers – Compensation

Set forth below are descriptions of the structure of, and methods used to determine, portfolio manager compensation at GEAM .

As a Senior Executive of GE, the portfolio manager’s compensation package includes fixed (“Base Compensation”), variable (“Incentive Compensation”) and long-term incentive (“Stock Options and Restricted Stock Units”) components. The portfolio manager’s compensation is impacted by both his or her individual performance and GE’s overall performance in any given year.

The portfolio manager’s Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE’s overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).

The portfolio manager’s Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager’s Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.

The portfolio manager’s long-term incentive Stock Options and Restricted Stock Units are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:

•

Performance on current job – “Results” – this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including: Portfolio and Mandate Performance for the portfolio manager’s particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager’s team and across the business.

•	GE Growth Values – these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values.

•	Promotability – consideration of an individual’s capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities.

•

Extraordinary Skills – In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

In addition to the foregoing compensation, GE periodically grants restricted stock units and options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

All employees, including portfolio managers, are eligible to participate in GE’s defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Aside from such plans, deferred compensation is not a regular component of a portfolio manager’s compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, with a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter – with business discretion regarding inclusion of all the potential package offerings.

Proxy Voting Policies and Procedures

Because the Trust hold shares of the Underlying GE Funds, the Trust has the ability to vote proxies issued by the Underlying GE Funds. The Board of the Trust has adopted the following proxy voting policies and procedures on behalf of the Trust.

The Board has delegated the responsibility for voting proxies to GE Asset Management for the Trust, subject to the Board’s continuing supervision. Because GE Asset Management is the adviser to both the Trust and the underlying GE Funds and the same Board of Trustees serves both the GE Funds and the Trust, the Board has adopted a shadow or mirror voting technique (summarized below).

The Trusts’ proxy voting policy and procedures will be presented to the Board annually.

Shadow or Mirror Voting Technique

GE Asset Management will cast the proxies received by the Trust from the Underlying GE Funds in the same proportion as the vote cast by the other shareholders of the GE Funds that are not affiliated with GE Asset Management, to the extent that GE Asset Management has available information from the issuer or its agent to permit this form of voting.

Underlying GE Funds’ Proxy Voting Policy and Procedures

The Trust does not have the ability to vote proxies with respect to the portfolio securities held by the GE Funds. Those proxies would be voted in accordance with the GE Funds proxy voting policies and procedures.

The GE Funds’ Board of Trustees (the “GE Funds Board”) has adopted the proxy voting policies and procedures of GE Asset Management (“Proxy Policy”) and, subject to the GE Funds Board’s continuing supervision, delegates the responsibility for voting proxies to GE Asset Management for all Underlying GE Funds.

GE Asset Management’s proxy voting policies and procedures will be presented to the GE Funds Board annually. GE Asset Management will notify the GE Funds Board of any material change to its policy at the next regular GE Fund Board meeting after the material change occurs.

Summarized below is GE Asset Management’s proxy voting policies and procedures.

Summary of GE Asset Management’s Proxy Voting Policies and Procedures

GE Asset Management exercises its fiduciary duties by reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interests of its clients. All proxies are voted in accordance with the Proxy Policy, which has been adopted by the Board of Directors of GE Asset Management (the “GEAM Board”) and in accordance with GE Asset Management’s proxy voting guidelines (“Proxy Guidelines”), which have been adopted by the proxy committee of GEAM (“Proxy Committee”).

The Proxy Committee is comprised of between five and ten individuals, including both the Chief Executive Officer and General Counsel of GE Asset Management. The Proxy Committee is responsible for reviewing the Proxy Guidelines and a summary of the proxy matters encountered by GE Asset Management at least annually and, if necessary, updating the Proxy Guidelines.

GE Asset Management has hired Institutional Shareholder Services, Inc. (“ISS”) to collect all proxy materials, provide research and vote all proxies as instructed to do so by GE Asset Management. Upon receipt of a proxy, ISS provides the proxy analyst, an employee of GE Asset Management responsible for facilitating and processing all proxy votes, with an analysis of the proxy material, which includes management’s recommendation, and a vote recommendation based on the Proxy Guidelines.

In general, GE Asset Management votes with management. In certain limited cases, GE Asset Management may instruct ISS to abstain from voting a proxy where such abstention is believed to be in the overall best interest of clients such as the Trust. The proxy analyst reviews each analysis and vote recommendation subject to the following:

a. Domestic and International Routine Issues: The proxy analyst confirms ISS recommendations on routine issues. Such issues falling under this section (a) generally include voting for: (1) auditors and the board of directors, changes to the state of incorporation (if still incorporated in the United States), stock splits, the authorization of additional shares of common stock, staggered stock boards (if voting with management), reasonable stock option plans, director compensation and employee stock purchase plans, management proposals dealing with environmental and social issues, and share repurchases; and (2) against supermajority votes, unequal classes of common and preferred stock, the establishment of preemptive rights and the authorization of preferred stock if excessive as compared to the common stock.

b. Domestic and International Non-Routine Issues: Vote with Management and Consistent with Proxy Guidelines: If the issue is determined to be non-routine by the proxy analyst, a portfolio securities analyst for the relevant asset class and a Proxy Committee member will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and consistent with the proxy guidelines, such recommendation will be forwarded to ISS. Non-routine issues falling under this section (b) and section (c) (below) generally include golden parachutes, poison pills, environmental and social issues, severance agreements, restructurings and mergers.

c. Domestic and International Non-Routine Issues: Voting Against Management or Inconsistent with the Proxy Guidelines: If (1) the issue is determined to be non-routine by the proxy analyst and either a portfolio securities analyst for the relevant asset class or the Proxy Committee member recommends a vote against management or (2) a portfolio securities analyst seeks in any case to vote contrary to the Proxy Guidelines, then at least two Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (see below).

A material conflict of interest may arise in a situation where the proxy analyst or a portfolio securities analyst or a Proxy Committee member, if voting the proxy, has knowledge of a situation where either GE Asset Management or one of its affiliates would enjoy a substantial or significant benefit from casting a vote in a particular way (“Material Conflict of Interest”). If a Material Conflict of Interest does arise, ISS (or in certain limited cases, another independent third party) will be solely responsible for voting the proxy, the Material Conflict of Interest will be documented, the GE Funds Board will be notified at the next regular board meeting following the material conflict of interest and the Proxy Committee will be notified of such conflict at its annual meeting. In the absence of a conflict of interest or in the case of an immaterial conflict of interest, regular procedures will be followed.

Reporting a Material Conflict of Interest

If a Material Conflict of Interest does arise, such conflict will be documented by GE Asset Management on a Material Conflict of Interest Form and the GEAM Board and the GE Funds Board will be notified of such material conflict at the next regular board meeting after the material conflict occurs.

Additional Information

Should a shareholder wish to obtain information, free of charge, regarding how GE Asset Management voted proxies during the most recent 12-month period ending June 30 of each year, with respect to securities held by the Trust or the GE Funds, a shareholder should call (800) 242-0134 during business hours. A shareholder may also view such information on either the Trust’s website at www.geam.com or the SEC’s website at www.sec.gov under the name of the Trust or GE Funds, filed under Form N-PX.

Custodian

State Street Bank and Trust Company (“State Street”) is located at One Lincoln Street, Boston, Massachusetts 02111 and serves as custodian of the Funds’ investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as sub-custodians of assets owned by each Fund. For its custody services, State Street receives monthly fees charged to the Funds based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

Transfer Agent & Dividend Paying Agent

PNC Global Investment Servicing., a member of the PNC Financial Services Group, located at P.O. Box 9838, Providence, Rhode Island 02940, serves as the transfer agent of the Fund’s investments. As transfer agent, PNC Global Investment Servicing is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, PNC Global Investment Servicing receives monthly fees charged to the Funds, plus certain charges for securities transactions.

Distributor

GE Investment Distributors, Inc. (the “Distributor”), located at 3001 Summer Street, Stamford, Connecticut, 06905, serves as the distributor of shares of the funds on a best efforts basis. The Distributor, an indirect wholly-owned subsidiary of GE, also serves as Distributor for the GE Funds, GE Institutional Funds, GE Investments Funds, Inc. and Elfun Funds.

Shareholder Servicing and Distribution Plans

GE Funds has adopted Shareholder Servicing and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each Underlying GE Fund. Under the Plans, GE Funds will pay the Distributor with respect to Class A shares of an Underlying GE Fund, an annual shareholder servicing and distribution fee equal to 0.25% of the value of the Underlying GE Fund’s average daily net assets attributable to Class A. This fee is calculated daily and paid monthly by the Underlying GE Funds. Because each GE Strategy Fund purchases Class A Shares of the Underlying GE Funds, each such Fund will bear indirectly its proportionate share of these fees.

The service portion of this fee is used by the Distributor to compensate itself and others for providing ongoing servicing and/or maintenance of the accounts of shareholders of Class A shares (“Shareholder Services”). The distribution portion of this fee is used to compensate the Distributor or to allow the Distributor to compensate others, for providing services that are primarily intended to result in the sale of Class A shares of the Underlying GE Funds (“Selling Services”).

Shareholder Services means all forms of shareholder liaison services, including, among other things, providing shareholders of a Fund with: (i) information on the Underlying GE Funds’ investments; (ii) general information regarding investing in mutual funds; (iii) periodic newsletters containing materials relating to the Fund or the Underlying GE Funds or to investments in general in mutual funds; (iv) periodic financial seminars designed to assist in the education of shareholders with respect to mutual funds generally and the Funds or the Underlying GE Funds specifically; (v) access to a telephone inquiry center relating the Funds; and (vi) other similar services not otherwise required to be provided by the Funds’ custodian or transfer agent.

Selling Services include, but are not limited to: (i) printing and distributing to prospective investors in the Funds Prospectuses and SAIs used in connection with sales of shares of the Underlying GE Funds; (ii) preparing (including printing), and distributing sales literature and media advertisements relating shares of the Underlying GE Funds; and (iii) distributing shares of the Underlying GE Funds. Service providers that assist the Distributor in rendering Shareholder Services or Selling Services or both (“Service Providers”) may be compensated by the Distributor.

Payments under the Plans are not tied exclusively to the expenses for shareholder servicing and distribution expenses actually incurred by the Distributor or Service Providers, and the payments may exceed expenses actually incurred by the Distributor or Service Providers. GE Fund’s Board of Trustees evaluates the appropriateness of the Plans and the payment terms on an ongoing basis and in doing so considers all relevant factors.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

The GE Strategy Funds are offered to defined contribution plans that are determined not to be affiliated plans with respect to GE Asset Management and that seek services in connection with their investments in the Funds in addition to investment advisory services. The GE Allocation Funds, on the other hand, are offered to defined contribution plans that are determined to be affiliated plans with respect to GE Asset Management or do not seek additional services provided or paid by GE Asset Management or its affiliates in connection with their investment in the Funds.

For each day on which a Fund’s net asset value is calculated, a defined contribution plan that has invested in a Fund (a “Plan”) transmits to the Funds any orders to purchase or sell shares of the Fund based on net contributions, withdrawal requests or transfer requests from Plan participants. The Plan purchases and redeems shares at the Fund’s net asset value (NAV) per share next determined on the day that the Fund receives the order from the Plan administrator. Payment by the Fund of shares redeemed by the Plan is made within seven days, except that redemption may be postponed when permitted by applicable laws or regulations. Purchases, redemptions or exchanges of Fund shares are not subject to any front-end sales charge and/or contingent deferred sales charge (CDSC).

NET ASSET VALUE

The Trust will not calculate net asset value on days when the New York Stock Exchange, Inc. (“NYSE”) is closed. The following holidays are observed: New Years Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days, securities held by an Underlying GE Fund may nevertheless be actively traded, and the value of the Fund’s shares could be indirectly affected.

The NAV per share for a Fund is determined by adding the value of the Fund’s investments, cash and other assets attributable to that Fund, subtracting its liabilities, and then dividing the result by the number of that Fund’s outstanding shares.

The assets of each Fund consists primarily of Underlying GE Funds shares, which are valued at their respective NAV as of the time of computation. In general, the Underlying GE Funds value their portfolio securities using market quotations for equity securities, and debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. Municipal obligations are valued at the mean between the quoted bid prices and quoted asked prices.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price.

All short-term securities held by any Underlying GE Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Underlying GE Fund would receive if it sold the short-term instrument.

If prices are not readily available for a portfolio security, or if it is believed that the price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to establish its “fair value”. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Underlying GE Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include thinly traded or illiquid investments, high-yield securities or foreign securities.

DIVIDENDS AND DISTRIBUTIONS

Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains will be determined separately for each Fund. Dividends of a Fund that are derived from net investment income and distributions of net realized long- and short-term capital gains paid by a Fund to a shareholder will be automatically reinvested in additional shares of the Fund and deposited in the shareholder’s account, unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder’s election to receive dividends and other distributions in cash. Thereafter, the shareholder’s subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks. Dividends attributable to net investment income are declared and paid annually. Written confirmations relating to the automatic reinvestment of dividends will be sent to shareholders within five days following the end of each fiscal year. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. These dividends and distributions are determined in accordance with the Code and the Treasury Regulations that may differ from generally accepted accounting principles. All expenses of the Funds are accrued daily and deducted from net asset value before declaration of dividends to shareholders.

Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and net capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund’s shareholders, the Trust will declare and pay dividends of the Fund’s ordinary income and distributions of the Fund’s net capital gains more frequently than stated above.

Any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

TAXES

Set forth below is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. The summary is not intended as a substitute for individual tax planning, and shareholders are urged to consult their tax advisors regarding the application of Federal, state, local and foreign tax laws to their specific tax situations. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Funds and Their Investments: Each Fund is treated as a separate taxpayer for Federal income tax purposes. Each Fund’s net investment income and capital gain distributions are determined separately from any other series that the Trust may designate.

The Trust intends for each Fund to continue to qualify and elect treatment each taxable year as a “regulated investment company” under the Code. If a Fund qualifies as a regulated investment company and distributes to its shareholders at least the sum of (1) 90% of its investment company taxable income (including for this purpose the excess of its net realized short-term capital gains over net realized long-term capital losses), plus or minus certain adjustments, and (2) 90% of its tax-exempt interest income, the Fund will not be liable for Federal income taxes to the extent that such investment company taxable income and its net realized long-term capital gains, if any, are distributed to its shareholders in the manner required under the Code (the “Distribution Requirement”). In addition, in order to avoid the 4% excise tax discussed above, a Fund must distribute by the end of the calendar year at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gains including both long-term and short-term capital gain for the one year period ending, as a general rule, on October 31 of such calendar year.

In order to qualify as a regulated investment company, each Fund must diversify its holdings so that, at the end of each quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than Government Securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

The requirements for qualification as a regulated investment company also include a significant rule as to investment results. A Fund must earn at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities (including gains from related investments in foreign currencies) or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

To the extent that an Underlying GE Fund fails to qualify as a regulated investment company, a Fund’s ability to qualify as such may be significantly impacted. For example, the Fund’s investment in the Underlying GE Fund would be treated like an investment in a regular corporation for purposes of the diversification requirements, so that a Fund could be in violation of the diversification requirement if more than 25% of its assets were invested in an Underlying GE Fund that fails to qualify as a regulated investment company. Although each Underlying GE Fund expects to continue to qualify as a regulated investment company in each taxable year, no assurance can be given that such status will be achieved.

If for any taxable year a Fund or an Underlying GE Fund fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, all distributions, including long-term capital gains and tax-exempt interest, would be taxable to shareholders as dividend income to the extent of current and accumulated earnings and profits. However, such distributions would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction for corporations in the case of corporate shareholders.

An Underlying GE Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, are subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Underlying GE Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Underlying GE Fund and defer losses of the Underlying GE Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of an Underlying GE Fund, (2) will require the Underlying GE Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Underlying GE Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Trust seeks to monitor transactions of each Fund, will seek to make the appropriate tax elections on behalf of each Underlying GE Fund and seeks to make the appropriate entries in an Underlying GE Fund’s books and records when an Underlying GE Fund acquires any foreign currency, forward contract, option, futures contract or hedged investment to mitigate the effect of these rules and prevent disqualification of an Underlying GE Fund as a regulated investment company.

The investment by an Underlying GE Fund in zero coupon obligations may create special tax consequences. Zero coupon obligations do not make interest payments; however, a portion of the difference between a zero coupon obligation’s face value and its purchase price is imputed as income to the Underlying GE Fund each year even though the Underlying GE Fund receives no cash distribution until maturity. Under the U.S. federal tax laws applicable to mutual funds, the Underlying GE Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all of the income received from, or imputed with respect to, their investments during the year, including zero coupon obligations. These dividends will ordinarily constitute taxable income to the shareholders of the Underlying GE Funds, including the Funds.

Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Funds generally will not be eligible to elect to treat any foreign taxes they pay as paid by their shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Equity investments by a Fund in certain passive foreign investment companies (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Taxation of U.S. Shareholders: As a general rule, a shareholder’s gain or loss on a sale or redemption of shares of a Fund will be a long-term capital gain or loss if the shareholder has held the shares as a capital asset for more than one year. The gain or loss will be a short-term capital gain or loss if the shareholder has held the shares as a capital asset for one year or less. Any loss realized by a shareholder on the sale of any share of a Fund held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such shares.

No loss will be allowed on the sale, exchange or redemption of shares in a Fund to the extent that the shareholder acquired other shares in the Fund within a 61-day period beginning 30 days before the sale or disposition of the loss shares and ending 30 days after such date. Fund shareholders should note that such acquisitions may occur through the Direct Deposit Privilege, the Payroll Savings Plan or the Automatic Investment Plan described in the Prospectuses.

Each Fund’s net realized long-term capital gains in excess of net realized short-term capital losses (“capital gain dividends”) are distributed as described in the Prospectus. The distributions attributable to a Fund’s net long-term capital gains, if any, are taxable to a shareholder of a Fund as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held the shares. Such distributions will be designated as capital gain dividends in a written notice mailed by the Trust to the shareholders of the Fund after the close of the Fund’s taxable year. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules apply, however, to regular dividends paid to individuals. For taxable years beginning on or before December 31, 2008, “qualified dividend income” received by an individual are eligible to be taxed at the rates generally applicable to long-term capital gain. Qualified dividend income does not include interest from fixed-income securities. In order for some portion of the dividends received by the shareholder of a Fund to be qualified dividend income, the Fund and the relevant Underlying GE Fund(s) must meet holding period and other requirements with respect to some portion of the dividend-paying stocks held by such funds and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest. In order for a dividend paid by a foreign corporation to constitute “qualified dividend income,” the foreign corporation must (A) be eligible for the benefits of a comprehensive income tax treaty with the United States (or the stock on which the dividend is paid must be readily tradable on an established securities market in the United States), and (B) not be treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will be a taxable dividend or distribution payment.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

PRINCIPAL SHAREHOLDERS

The following persons are the only persons known by the Trust to hold of record more than 5% of the outstanding shares of the funds as of December 31, 2008:

NAME AND ADDRESS OF RECORD OWNER	AMOUNT OF OWNERSHIP
	(In Shares)	(Percent)
GE Conservative Strategy Fund

MCB Trust Services Trustee Aggregate Industries Ret. Savings Plan 700 17th Street, Suite 300 Denver, CO 80303-3531	264,484.78	89.35%

MG Trust Company Columbia International University 700 17th Street, Suite 300 Denver, CO 80202-3531	31,497.95	10.64%

GE Moderate Strategy Fund

MCB Trust Services Trustee Aggregate Industries Ret. Savings Plan 700 17th Street, Suite 300 Denver, CO 80303-3531	1,636,245.25	99.93%

GE Aggressive Strategy Fund

MCB Trust Services Trustee Aggregate Industries Ret. Savings Plan 700 17th Street, Suite 300 Denver, CO 80303-3531	649,578.42	99.93%

NAME AND ADDRESS OF RECORD OWNER	AMOUNT OF OWNERSHIP
	(In Shares)	(Percent)
GE Conservative Allocation Fund

MCB Trust Services Trustee Elano Profit Sharing Plan 700 17th Street, Suite 300 Denver, CO 80202-3531	270,797.81	85.20%

MG Trust Company ITI 401K Plan 700 17th Street, Suite 300 Denver, CO 80202-3531	20,225.16	6.37%

GE Moderate Allocation Fund

MCB Trust Services Trustee Advanced Services EE Svgs. & Ret. Plan 700 17th Street, Suite 300 Denver, CO 80202-3531	88,906.33	13.81%

MCB Trust Services Trustee Elano Profit Sharing Plan 700 17th Street, Suite 300 Denver, CO 80202-3531	473,866.38	73.64%

MG Trust Company ITI 401K Plan 700 17th Street, Suite 300 Denver, CO 80202-3531	63,051.79	9.79%

MCB Trust Services Trustee Elano Profit Sharing Plan 700 17th Street, Suite 300 Denver, CO 80202-3531	744,017.45	92.66%

As of December 31, 2008 the current Trustees and officers of the Trust, as a group, beneficially owned less than 1% of each Fund’s outstanding shares. Certain beneficial holders listed above that own more than 25% of the outstanding shares of the referenced Funds may be deemed to control these Funds.

THE FUNDS’ HISTORY AND ADDITIONAL INFORMATION

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated June 21, 1996, as amended from time to time (the "Declaration"). In the interest of economy and convenience, certificates representing shares of a fund are not physically issued. State Street maintains a record of each shareholder's ownership of shares of a Fund.

The Declaration authorizes the Trust’s Board of Trustees to create separate series (i.e., Funds), and within each series separate classes, of an unlimited number of shares of beneficial interest, par value $.001 per share.

When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. The Board may amend the Declaration of Trust without the vote of shareholders in order to conform the provisions to tax or regulatory requirements, or to make other changes which do not materially affect the rights of shareholders.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) a matter affecting the interests of one or more of the Funds, in which case only shares of the affected Funds would be entitled to vote or (2) when the 1940 Act or separate agreement applicable to a Fund requires that shares of the Funds be voted by individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders of the Trust, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders of record of no less than a majority of the outstanding shares of the Trust may remove a Trustee for cause through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust’s outstanding shares. Shareholders who satisfy certain criteria will be assisted by the Trust in communicating with other shareholders in seeking the holding of the meeting.

Massachusetts law provides that shareholders of the Funds could, under certain circumstances be held personally liable for the obligations of the Trust. The Declaration disclaims shareholder liability for acts or obligations of the Trust, however, and provides that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee of the Trust. The Declaration provides for indemnification from the property of a Fund for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder of a Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust and the Funds in such a way so as to avoid, as far as practicable, ultimate liability of the shareholders for liabilities of the Funds.

On matters submitted for consideration by shareholders of any Underlying GE Fund, a Fund will vote its shares in proportion to the vote of all holders of shares of that Underlying GE Fund or, in certain limited instances, the Fund will vote its shares in the manner indicated by a vote of holders of shares of the Fund.

Counsel

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Trust.

Independent Registered Public Accountants

KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent registered public accountants of the Trust.

FINANCIAL STATEMENTS

The Annual Report for the GE LifeStyle Funds dated September 30, 2007, which either accompanies this SAI or previously has been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Annual Report.

The Trust will furnish without charge, a copy of the Financial Reports, upon request to the Trust at P.O. Box 120031, Stamford, CT 06905-4331, (800) 242-0134.

APPENDIX - DESCRIPTION OF RATINGS

Commercial Paper Ratings

The rating A-1 (and any sub-categories and gradations thereof indicating relative standing) is the highest commercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated “A-1.”

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer’s products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc. are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although that capacity may be susceptible to adverse changes in business, economic and financial conditions.

Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

Thompson BankWatch Inc. employs the rating TBW-1 to indicate issues having a very high degree of likelihood of timely payment. TBW-2 indicates a strong degree of safety regarding timely payment, however, the relative degree of safety is not as high as for issues rated TBW-1. While the rating TBW-3 indicates issues that are more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate. The lowest rating category is TBW-4; this rating is regarded as non-investment grade and, therefore, speculative.

Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P’s ratings of A-1+ and A-1 as being in S&P’s highest rating category.

Description of S&P Corporate Bond Ratings

AAA — This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

BB, B and CCC — Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody’s Corporate Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

AAA — Prime — These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds — In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds — Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

AA — High Grade — The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A — Good Grade — Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

General Obligations Bonds — There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds — Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB — Medium Grade — Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

General Obligation Bonds — Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

Revenue Bonds — Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — The rating C is reserved for income bonds on which no interest is being paid.

D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody’s Municipal Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B — Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody’s Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

PART C

OTHER INFORMATION

Item 23.	Exhibits:

Exhibit No.	Description of Exhibit
a	Declaration of Trust[1]

b	By-Laws[1]

c	N/A

d(1)	Form of Investment Advisory and Administration Agreement[2]

d(2)	Form of Investment Consulting Agreement[2]

d(3)	Form of Interim Consulting Agreement[4]

e	Form of Distribution Agreement[2]

f	N/A

g	Form of Custodian Contract[2]

h(1)	Form of Transfer Agency and Service Agreement[4]

h(2)	Expense Limitation Agreement[5]

i	Opinion of Willkie Farr & Gallagher[2]

j(1)	Consent of Paul, Hastings, Janofsky & Walker LLP (filed herewith)

j(2)	Consent of KPMG LLP (filed herewith)

k	N/A

l	Purchase Agreement[2]

m	N/A

n	N/A

p(1)	Code of Ethics[3]

q	Power of Attorney

[1]	Incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed on July 10, 1996.
[2]	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement, filed on February 7, 1997.
[3]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to its Registration Statement, filed on November 29, 2000.
[4]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to its Registration Statement, filed on January 28, 2005.
[5]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement, filed on January 27, 2004.

Item 24.	Persons Controlled by or Under Common Control with Registrant

Reference is made to “Principal Shareholders” in the Statement of Additional Information forming Part B of this Registration Statement.

Item 25.	Indemnification

Reference is made to Article IV of the Declaration of Trust of GE LifeStyle Funds (“Registrant”) filed as Exhibit 1 to this Registration Statement. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted for Trustees, officers and controlling persons of Registrant pursuant to provisions of Registrant’s Declaration of Trust, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

Reference is made to “How the Funds Are Managed” in the Prospectuses forming Part A, and “Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address
James W. Ireland, III	President, CEO & Director	3001 Summer Street Stamford, CT

Dan Colao	Executive Vice President, Chief Financial Officer	3001 Summer Street Stamford, CT

Paul M. Colonna	Executive Vice President	3001 Summer Street, Stamford, CT

Michael J. Cosgrove	Executive Vice President	3001 Summer Street Stamford, CT

Matthew J. Simpson	Executive Vice President, General Counsel and Secretary	3001 Summer Street Stamford, CT

Ralph R. Layman	Executive Vice President	3001 Summer Street Stamford, CT

Kathryn Karlic	Executive Vice President	3001 Summer Street Stamford, CT

Judith A. Studer	Executive Vice President	3001 Summer Street, Stamford, CT

Donald W. Torey	Executive Vice President	3001 Summer Street Stamford, CT

John J. Walker	Chief Opearting Officer	3001 Summer Street Stamford, CT

David Wiederecht	Executive Vice President	3001 Summer Street, Stamford, CT

Item 27.	Principal Underwriters

(a) GE Investment Distributors, Inc. (“GEID”) also serves as distributor for GE Funds, GE Investments Funds, Inc., GE Institutional Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Global Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

(b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45710).

(c) Not applicable.

Item 28.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder, are maintained at the offices of: Registrant located at 3001 Summer Street, Stamford, Connecticut 06905; State Street Bank and Trust Company (“State Street”), Registrant’s custodian, located at One Lincoln Street, Boston, Massachusetts 02111; andPNC Global Investment Servicing Inc., the Registrant’s transfer agent, located at 101 Sabin Street, Pawtucket, RI 02860.

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut, on the 28th day of January, 2009.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Michael J. Cosgrove	President and Chairman of the Board (Chief Executive Officer)	January 28, 2009
Michael J. Cosgrove

/s/ John R. Costantino*	Trustee	January 28, 2009
John R. Costantino

/s/ Matthew J. Simpson	Trustee	January 28, 2009
Matthew J. Simpson

/s/ William J. Lucas*	Trustee	January 28, 2009
William J. Lucas

/s/ Robert P. Quinn*	Trustee	January 28, 2009
Robert P. Quinn

/s/ Scott Rhodes	Treasurer (Principal Financial Officer)	January 28, 2009
Scott Rhodes

*	Signature affixed by Jeanne M. La Porta pursuant to a power of attorney dated October 30, 2007 and filed herewith.

/s/ Jeanne M. La Porta
Jeanne M. La Porta